UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2007

Item 1. Reports to Stockholders

Fidelity® 1-3 Year Duration
Securitized Bond Central Fund

Semiannual Report

February 28, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

1.833849.100 458649.1.0

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 25, 2006 to February 28, 2007). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value	Ending Account Value February 28, 2007	Expenses Paid During Period
Actual	$ 1,000.00	$ 1,019.30	$ .01 A
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.78	$ .01 B

A Actual expenses are equal to the Fund's annualized expense ratio of .0026%; multiplied by the average account value over the period, multiplied by 157/365 (to reflect the period September 25, 2006 to February 28, 2007).

B Hypothetical expenses are equal to the Fund's annualized expense ratio of .0026%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Summary

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2007 *
U.S.Government and U.S.Government Agency Obligations 4.9%
AAA 60.7%
AA 11.7%
A 8.6%
BBB 7.0%
BB and Below 0.2%
Not Rated 2.5%
Short-Term Investments and Net Other Assets 4.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Average Years to Maturity as of February 28, 2007

Years	3.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2007

Years	1.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2007 *
Corporate Bonds 0.3%
U.S. Government and U.S. Government Agency Obligations 4.9%
Asset-Backed Securities 42.2%
CMOs and Other Mortgage Related Securities 48.2%
Short-Term Investments and Net Other Assets 4.4%
* Foreign investments	7.6%
* Futures and Swaps	18.7%

Semiannual Report

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency Obligations - 4.8%
	Principal Amount	Value
Fannie Mae 0% 9/28/07 (c)	$ 10,000,000	$ 9,706,360
Freddie Mac:
4.875% 2/17/09 (c)	20,483,000	20,492,484
5.25% 5/21/09	85,000,000	85,709,573
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $116,065,415)		115,908,417
Asset-Backed Securities - 41.5%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.82% 2/25/34 (e)	2,108,112	2,112,008
Class M2, 6.42% 2/25/34 (e)	2,525,000	2,544,957
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-ASP6 Class M1, 5.56% 12/25/36 (e)	755,000	753,821
Series 2006-FM2:
Class AC2, 5.48% 8/25/36 (e)	1,195,000	1,194,994
Class M1, 5.57% 8/25/36 (e)	1,665,000	1,662,886
Advanta Business Card Master Trust Series 2006-C1 Class C1, 5.8% 10/20/14 (e)	2,280,000	2,279,989
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (a)	800,000	789,700
American Express Credit Account Master Trust Series 2004-C Class C, 5.82% 2/15/12 (a)(e)	2,574,821	2,580,768
AmeriCredit Automobile Receivables Trust:
Series 2004-1:
Class B, 3.7% 1/6/09	252,496	252,287
Class C, 4.22% 7/6/09	925,000	919,534
Class D, 5.07% 7/6/10	6,805,000	6,778,959
Series 2006-1:
Class A3, 5.11% 10/6/10	614,000	613,227
Class B1, 5.2% 3/6/11	1,870,000	1,871,720
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.75% 4/25/34 (e)	5,085,000	5,084,979
Class M2, 5.8% 4/25/34 (e)	3,925,000	3,924,986
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (a)	3,000,000	2,965,397
Argent Securities, Inc.:
Series 2004-W5 Class M1, 5.92% 4/25/34 (e)	360,000	360,655
Series 2004-W7:
Class M1, 5.87% 5/25/34 (e)	4,965,000	4,993,331
Class M2, 5.92% 5/25/34 (e)	4,035,000	4,059,947
Asset Backed Funding Corp. Series 2006-OPT2:
Class M1, 5.57% 10/25/36 (e)	1,430,000	1,427,753
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Funding Corp. Series 2006-OPT2: - continued
Class M5, 5.72% 10/25/36 (e)	$ 3,500,000	$ 3,499,972
Class M7, 6.1% 10/25/36 (e)	1,490,000	1,462,294
Class M9. 7.22% 10/25/36 (e)	3,000,000	2,935,589
Asset Backed Securities Corp. Series 2006-HE6:
Class A4 5.48% 11/25/36 (e)	3,185,000	3,186,669
Class M7 6.12% 11/25/36 (e)	415,000	417,159
Class M9 7.47% 11/25/36 (e)	1,105,000	1,091,623
Bank of America Credit Card Trust:
Series 2006-C7 Class C7, 5.55% 3/15/12 (e)	5,000,000	5,004,688
Series 2006-HE7 Class B4, 5.4% 3/15/12 (e)	5,745,000	5,744,957
Bank One Issuance Trust Series 2002-C1 Class C1, 6.28% 12/15/09 (e)	8,448,200	8,455,959
Bayview Financial Mortgage Trust Series 2006-D Class 2A1, 5.43% 12/28/36 (e)	6,472,225	6,472,225
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 5.41% 9/17/11 (a)(e)	1,950,000	1,949,532
BNC Mortgage Loan Trust Series 2006-2:
Class A4, 5.48% 11/25/36 (e)	1,095,000	1,094,993
Class M1, 5.56% 11/25/36 (e)	1,095,000	1,093,670
Capital Auto Receivables Asset Trust:
Series 2004-2 Class A2, 3.35% 2/15/08	3,912,261	3,904,188
Series 2006-1:
Class A3, 5.03% 10/15/09	3,955,000	3,948,207
Class B, 5.26% 10/15/10	3,760,000	3,765,093
Series 2006-2:
Class B, 5.07% 12/15/11	11,625,000	11,582,184
Class C 5.31% 6/15/12	8,550,000	8,520,988
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	6,300,000	6,262,293
Series 2006-C Class A3A, 5.07% 7/15/11	2,860,000	2,860,788
Capital One Multi-Asset Execution Trust Series 2003-B3 Class B3, 4.5% 6/15/11	15,000,000	14,870,154
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	3,680,834	3,661,310
Carmax Auto Owner Trust Series 2007-1 Class A3, 5.24% 7/15/11	2,535,000	2,547,143
Carrington Mortgage Loan Trust Series 2006-FRE1 Class A3, 5.47% 7/25/36 (e)	13,353,000	13,357,431
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (a)	10,139,048	10,048,345
Asset-Backed Securities - continued
	Principal Amount	Value
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	$ 21,070,000	$ 21,072,299
Class C, 5.28% 2/20/13	3,111,362	3,112,199
Series 2006-VT2:
Class A3, 5.07% 2/20/10	5,190,000	5,192,427
Class A4, 5.05% 4/20/14	3,770,000	3,773,175
Class B, 5.24% 4/20/14	575,165	575,450
Class C, 5.29% 4/20/14	626,692	627,013
Class D, 5.46% 4/20/14	1,681,656	1,678,990
Citibank Credit Card Issuance Trust:
Series 2003-C1 Class C1, 6.46% 4/7/10 (e)	6,100,000	6,163,113
Series 2005-B1 Class B1, 4.4% 9/15/10	50,035,000	49,480,232
Series 2006-B2 Class B2, 5.15% 3/7/11	14,125,000	14,142,192
Series 2006-C4 Class C4, 5.54% 1/9/12 (e)	7,675,000	7,675,000
Citigroup Mortgage Loan Trust, Inc.: Series 2006-WFH3 Class M7, 6.12% 10/25/36 (e)	3,500,000	3,433,009
Series 2006-WFH4 Class M7, 5.47% 11/25/36 (e)	1,040,000	1,039,994
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	15,105,000	15,132,848
CNH Wholesale Master Note Trust Series 2005-1 Class A, 5.43% 6/15/11 (e)	4,250,000	4,252,673
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.82% 5/25/34 (e)	5,275,000	5,291,760
Series 2004-3 Class M1, 5.82% 6/25/34 (e)	1,500,000	1,506,019
CPS Auto Receivables Trust Series 2006-D Class A3, 5.157% 5/15/11 (a)	3,835,000	3,844,588
DaimlerChrysler Auto Trust Series 2006-D Class A3, 4.98% 2/8/11	2,620,000	2,618,939
DriveTime Auto Owner Trust Series 2006-B:
Class A2, 5.32% 3/15/10 (a)	4,315,000	4,314,353
Class A3, 5.23% 8/15/12 (a)	2,530,000	2,534,111
Fieldstone Mortgage Investment Corp. Series 2006-3:
Class 2A3, 5.48% 11/25/36 (e)	8,231,000	8,230,956
Class M1, 5.58% 11/25/36 (e)	5,480,000	5,474,489
First Franklin Mortgage Loan Trust:
Series 2004-FF2:
Class M3, 5.87% 3/25/34 (e)	415,000	415,400
Class M4, 6.22% 3/25/34 (e)	325,000	325,658
Series 2006-FF15 Class M1, 5.56% 11/25/36 (e)	3,950,000	3,945,417
Series 2006-FF18 Class M1, 5.55% 12/25/37 (e)	10,000,000	9,987,896
Series 2007-FF2 Class A2C, 5.473% 3/25/37 (e)	5,525,000	5,525,000
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust:
Series 2005-A:
Class A4, 3.72% 10/15/09	$ 9,250,000	$ 9,115,252
Class B, 3.88% 1/15/10	5,151,000	5,069,482
Series 2006-A Class A3, 5.05% 11/15/09	14,595,000	14,575,282
Series 2006-C Class A3, 5.16% 11/15/10	16,000,000	16,048,190
Franklin Auto Trust Series 2006-1:
Class A3, 5.21% 1/20/11	10,000,000	9,993,901
Class B, 5.33% 7/21/14	375,000	375,318
Class C, 5.59% 7/21/14	3,340,000	3,346,434
Fremont Home Loan Trust:
Series 2005-A Class M1, 5.75% 1/25/35 (e)	6,550,000	6,578,832
Series 2006-D Class M1, 5.55% 11/25/36 (e)	1,695,000	1,692,789
Series 2006-E Class M1, 5.58% 1/25/37 (e)	4,865,000	4,858,208
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 5.76% 9/25/30 (a)(e)	2,810,000	2,810,000
GE Business Loan Trust Series 2006-2A:
Class A, 5.5% 11/15/34 (a)(e)	6,750,541	6,750,452
Class B, 5.6% 11/15/34 (a)(e)	2,440,313	2,439,072
Class C, 5.7% 11/15/34 (a)(e)	4,052,309	4,050,253
Class D, 6.07% 11/15/34 (a)(e)	1,540,690	1,505,959
GE Commercial Equipment Financing LLC Series 2004-A Class B, 3.65% 5/22/14 (a)	2,228,980	2,179,006
GE Equipment Midticket LLC Series 2006-1:
Class A2, 5.1% 5/15/09	3,920,000	3,915,997
Class B, 5.47% 9/15/17 (e)	5,830,000	5,829,944
Class C, 5.64% 9/15/17 (e)	1,610,000	1,610,540
GSAMP Trust:
Series 2004-FM2:
Class M1, 5.82% 1/25/34 (e)	3,495,567	3,495,567
Class M2, 6.42% 1/25/34 (e)	527,899	527,899
Class M3, 6.62% 1/25/34 (e)	311,761	311,761
Series 2006-FM2 Class M1, 5.58% 9/25/36 (e)	2,635,000	2,631,766
Series 2006-FM3 Class ABS, 5.52% 11/25/36 (e)	6,635,000	6,636,857
Series 2007-FM1 Class M1, 5.59% 12/25/36 (e)	2,235,000	2,233,603
Series 2007-FM2 Class M1, 5.58% 1/25/37 (e)	4,745,000	4,745,000
Series 2007-HE1 Class M1, 5.57% 3/25/47 (e)	975,000	974,086
Series 2007-NC1 Class M7, 6.292% 2/25/37 (e)	7,508,000	7,489,230
Holmes Master Issuer PLC Series 2006-1A:
Class 1B, 5.45% 7/15/40 (a)(e)	2,460,000	2,459,904
Class 1C, 5.6% 7/15/40 (a)(e)	1,390,000	1,389,946
Class 2A, 5.42% 7/15/21 (a)(e)	2,460,000	2,459,904
Class 2B, 5.48% 7/15/40 (a)(e)	1,770,000	1,769,931
Asset-Backed Securities - continued
	Principal Amount	Value
Holmes Master Issuer PLC Series 2006-1A: - continued
Class 2C, 5.75% 7/15/40 (a)(e)	$ 720,000	$ 719,972
Class 2M, 5.55% 7/15/40 (a)(e)	1,475,000	1,474,942
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.64% 8/25/33 (e)	3,519,242	3,522,076
Series 2003-4 Class M1, 6.12% 10/25/33 (e)	7,378,646	7,386,629
Series 2006-7:
Class 2A3, 5.47% 1/25/37 (e)	16,000,000	15,999,918
Class B1, 7.22% 1/25/37 (e)	675,000	634,678
Class M4, 5.7% 1/25/37 (e)	1,320,000	1,319,520
Class M7, 6.1% 1/25/37 (e)	675,000	662,309
Series 2006-8:
Class 2A3, 5.48% 3/25/37 (e)	2,630,000	2,629,986
Class M1, 5.56% 3/25/37 (e)	1,560,000	1,557,519
Series 2007-1 Class M1, 5.56% 5/25/37 (e)	4,320,000	4,317,071
HSBC Automotive Trust:
Series 2006-3:
Class A2, 5.38% 12/17/09	1,515,000	1,517,114
Class A3, 5.28% 9/19/11	5,000,000	5,025,596
Series 2007-1 Class A3, 5.3% 11/17/11	2,520,000	2,532,994
HSBC Home Equity Loan Trust Series 2006-3 Class A1V, 5.4% 3/20/36 (e)	4,371,886	4,371,604
HSI Asset Securitization Corp. Trust Series 2006-HE1:
Class 2A3, 5.48% 10/25/36 (e)	2,445,000	2,445,695
Class M1, 5.57% 10/25/36 (e)	2,490,000	2,487,041
Hyundai Auto Receivables Trust Series 2006-1:
Class A3, 5.13% 6/15/10	4,700,000	4,699,064
Class B, 5.29% 11/15/12	1,945,000	1,950,052
Class C, 5.34% 11/15/12	2,520,000	2,526,571
JP Morgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 5.45% 11/25/36 (e)	1,450,000	1,450,000
Class MV1, 5.54% 11/25/36 (e)	1,180,000	1,180,000
JP Morgan Mortgage Acquisition Trust Series 2006-CH1:
Class A4, 5.46% 1/25/35 (e)	1,645,000	1,645,380
Class M1, 5.54% 5/25/36 (e)	765,000	764,003
Keycorp Student Loan Trust Series 2006-A Class 2C, 6.52% 3/27/42 (e)	11,300,000	11,339,492
Long Beach Mortgage Loan Trust:
Series 2003-3 Class M1, 6.07% 7/25/33 (e)	3,741,430	3,751,549
Series 2004-2 Class M1, 5.85% 6/25/34 (e)	5,225,000	5,242,354
Series 2006-10 Class 2A3, 5.48% 11/25/36 (e)	3,780,000	3,781,007
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2006-9:
Class M10, 7.82% 11/25/36 (e)	$ 2,420,000	$ 2,118,158
Class M4, 5.69% 11/25/36 (e)	815,000	814,693
Class M5, 5.72% 11/25/36 (e)	1,570,000	1,570,561
Class M7, 6.12% 11/25/36 (e)	740,000	726,813
MASTR Asset Backed Securities Trust:
Series 2006-AM3:
Class A3, 5.49% 10/25/36 (e)	2,205,000	2,205,527
Class M1, 5.58% 10/25/36 (e)	500,000	499,204
Series 2006-HE3 Class A2, 5.42% 8/25/36 (e)	3,345,000	3,345,468
Series 2006-HE5 Class M1, 5.55% 11/25/36 (e)	9,900,000	9,883,989
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.71% 10/15/10 (e)	1,610,000	1,616,483
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.82% 7/25/34 (e)	2,004,105	2,016,971
Class M2, 5.87% 7/25/34 (e)	375,000	375,846
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-OPT1 Class M1, 5.97% 7/25/34 (e)	6,775,000	6,803,429
Series 2006-FM1 Class A2B, 5.43% 4/25/37 (e)	3,101,000	3,100,989
Series 2006-OPT1 Class A1A, 5.58% 6/25/35 (e)	15,198,377	15,251,634
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (e)	2,760,000	2,763,795
Series 2003-NC8 Class M1, 6.02% 9/25/33 (e)	3,729,755	3,734,307
Series 2006-NC5 Class A2C, 5.47% 10/25/36 (e)	1,285,000	1,284,992
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.82% 1/25/32 (e)	1,923,036	1,924,945
Series 2002-NC1 Class M1, 6.52% 2/25/32 (a)(e)	4,265,276	4,268,251
Series 2002-NC3 Class M1, 6.4% 8/25/32 (e)	2,245,000	2,246,566
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (a)(e)(g)	22,795,000	5,405,606
National Collegiate Student Loan Trust:
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	16,950,000	2,975,610
Series 2006-4:
Class AI0, 6.35% 2/27/12 (g)	4,660,000	1,261,695
Class D, 6.42% 5/25/32 (e)	8,700,000	8,662,764
New Century Home Equity Loan Trust Series 2005-D Class M2, 5.79% 2/25/36 (e)	2,775,000	2,788,748
Newcastle CDO VIII Series 2006-8A Class 4, 5.92% 11/1/52 (a)(e)	7,900,000	7,840,750
Asset-Backed Securities - continued
	Principal Amount	Value
Nissan Auto Lease Trust Series 2006-A Class A3, 5.11% 3/15/10	$ 20,000,000	$ 20,012,762
Nissan Auto Receivables Owner Trust Series 2005-A Class A4, 3.82% 7/15/10	9,030,000	8,891,888
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (e)	1,425,000	1,431,579
Class M4, 6.295% 6/25/34 (e)	2,395,000	2,408,311
NovaStar Mortgage Funding Trust Series 2007-1 Class A2C, 5.47% 3/25/37 (e)	2,350,000	2,350,000
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	2,801,502	2,788,861
Ownit Mortgage Loan Trust Series 2006-7:
Class A2C, 5.48% 10/25/37 (e)	1,975,000	1,975,569
Class M1, 5.57% 10/25/37 (e)	965,000	963,829
Park Place Securities, Inc.:
Series 2004-WCW2 Class A2, 5.7% 10/25/34 (e)	1,536,734	1,537,215
Series 2005-WCH1 Class M2, 5.84% 1/25/35 (e)	9,300,000	9,338,981
Pinnacle Capital Asset Trust Series 2006-A:
Class A3, 5.29% 5/26/09 (a)	8,000,000	8,003,031
Class B, 5.51% 9/25/09 (a)	985,000	985,773
Class C, 5.77% 5/25/10 (a)	915,000	916,220
Providian Gateway Owner Trust:
Series 2004-DA Class C, 3.95% 9/15/11 (a)	1,750,000	1,734,141
Series 2004-FA Class D, 4.45% 11/15/11 (a)	5,000,000	4,960,938
Providian Master Note Trust Series 2006-C1A Class C1, 5.87% 3/16/15 (a)(e)	11,090,000	11,090,000
Residential Asset Mortgage Products, Inc. Series 2007-RZ1 Class A2, 5.48% 2/25/37 (e)	3,515,000	3,515,000
Residential Asset Securities Corp. Series 2006-EMX8 Class 1A2, 5.44% 10/25/36 (e)	2,455,000	2,454,992
Securitized Asset Backed Receivables LLC Trust Series 2007-NC1 Class M1, 5.56% 12/25/36 (e)	4,545,000	4,545,000
SG Mortgage Securities Trust Series 2006-OPT2 Class M1, 5.56% 10/25/36 (e)	1,875,000	1,872,315
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 5.92% 11/25/34 (e)	2,830,000	2,840,764
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (a)	5,005,935	4,984,034
Structured Asset Securities Corp.:
Series 2004-1 Class 1A, 5.62% 4/25/34 (e)	10,085,499	10,086,101
Series 2006-BC3:
Class M1, 5.57% 10/25/36 (e)	3,085,000	3,081,275
Class M7, 6.12% 10/25/36 (e)	1,522,000	1,522,000
Asset-Backed Securities - continued
	Principal Amount	Value
Superior Wholesale Inventory Financing Trust:
Series 2004-A10 Class B, 5.6% 9/15/11 (e)	$ 4,825,000	$ 4,819,175
Series 2007-AE1:
Class A, 5.4208% 1/15/12 (e)	1,170,000	1,170,000
Class B, 5.6208% 1/15/12 (e)	975,000	975,000
Class C, 5.9208% 1/15/12 (e)	635,000	635,000
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (a)(e)	13,670,000	13,670,000
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24	13,396,629	13,362,065
Terwin Mortgage Trust Series 2006-9HGA Class A1, 5.4% 10/25/37 (e)	30,825,084	30,819,535
Thornburg Mortgage Securities Trust Series 2006-6 Class A1, 5.43% 12/25/36 (e)	6,917,559	6,910,835
Trapeza CDO LLC Series 2007-12X:
Class A3, 5.82% 4/6/42 (b)(e)	860,000	860,000
Class B, 5.92% 4/6/42 (b)(e)	2,580,000	2,580,000
Triad Auto Receivables Owner Trust Series 2006-C:
Class A2, 5.4% 1/12/10	3,280,000	3,283,255
Class A3, 5.26% 11/14/11	7,810,000	7,835,753
Turquoise Card Backed Securities PLC Series 2006-2:
Class B, 5.47% 10/17/11 (e)	4,060,000	4,060,000
Class C, 5.67% 10/17/11 (e)	3,815,000	3,815,000
UPFC Auto Receivables Trust Series 2006-B Class A3, 5.15% 8/15/12	15,000,000	15,017,861
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	6,200,000	6,154,048
Wachovia Auto Loan Trust Series 2006-2A:
Class A3, 5.23% 8/22/11 (a)	5,380,000	5,397,178
Class D, 5.54% 12/20/12 (a)	3,050,000	3,075,048
WaMu Master Note Trust Series 2006-C3A Class C3A, 5.7% 10/15/13 (a)(e)	5,750,000	5,750,000
Washington Mutual Asset-Backed Certificates Series 2006-HE5:
Class M1, 5.57% 10/25/36 (e)	2,900,000	2,896,189
Class M9, 7.82% 10/25/36 (e)	1,680,000	1,642,621
WFS Financial Owner Trust:
Series 2004-3:
Class A3, 3.3% 3/17/09	1,779,295	1,776,678
Class A4, 3.93% 2/17/12	22,785,000	22,550,861
Class D, 4.07% 2/17/12	119,387	118,386
Series 2005-1 Class D, 4.09% 8/15/12	372,224	368,506
Series 2005-2 Class C, 4.62% 11/19/12	10,000,000	9,856,600
Asset-Backed Securities - continued
	Principal Amount	Value
World Omni Auto Receivables Trust:
Series 2005-A Class A3, 3.54% 6/12/09	$ 4,490,196	$ 4,460,660
Series 2006-A Class A3, 5.01% 10/15/10	14,015,000	13,997,466
TOTAL ASSET-BACKED SECURITIES (Cost $1,001,437,182)		1,000,715,146
Collateralized Mortgage Obligations - 26.6%

Private Sponsor - 26.6%
American Home Mortgage Investment Trust floater Series 2005-4 Class 1A1, 5.61% 3/25/35 (e)	510,754	513,045
Arkle Master Issuer PLC floater:
Series 2006-1A:
Class 1C, 5.61% 2/17/52 (a)(e)	1,015,000	1,015,000
Class 3C, 5.75% 2/17/52 (a)(e)	620,000	620,000
Series 2006-2A:
Class 1B, 5.44% 2/17/52 (a)(e)	925,000	925,000
Class 1C, 5.6% 2/17/52 (a)(e)	1,110,000	1,110,000
Class 1M, 5.51% 2/17/52 (a)(e)	465,000	465,000
Class 2B, 5.48% 2/17/52 (a)(e)	2,890,000	2,890,000
Class 2C, 5.74% 2/17/52 (a)(e)	3,535,000	3,535,000
Class 2M, 5.56% 2/17/52 (a)(e)	1,965,000	1,965,000
Banc of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 6.0303% 12/25/33 (e)	1,025,427	1,034,711
Class 2A1, 4.164% 12/25/33 (e)	13,653,203	13,572,552
Series 2003-L Class 2A1, 3.9737% 1/25/34 (e)	19,623,268	19,364,710
Series 2004-1 Class 2A2, 4.6877% 10/25/34 (e)	10,272,957	10,205,602
Series 2004-B:
Class 1A1, 3.5013% 3/25/34 (e)	3,133,244	3,145,678
Class 2A2, 4.0989% 3/25/34 (e)	10,214,423	10,122,538
Series 2004-C Class 1A1, 3.3242% 4/25/34 (e)	3,788,560	3,870,379
Series 2004-D:
Class 1A1, 3.5196% 5/25/34 (e)	14,561,333	14,608,828
Class 2A2, 4.1978% 5/25/34 (e)	24,383,791	24,196,256
Series 2004-G Class 2A7, 4.5403% 8/25/34 (e)	18,344,217	18,254,489
Series 2004-H Class 2A1, 4.4746% 9/25/34 (e)	19,279,269	19,152,707
Series 2004-J:
Class 1A2, 4.2331% 11/25/34 (e)	2,935,324	2,951,264
Class 2A1, 4.7806% 11/25/34 (e)	18,732,037	18,583,263
Series 2005-J:
Class 2A4, 5.0926% 11/25/35 (e)	7,646,000	7,674,673
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Class 2A5, 5.0926% 11/25/35 (e)	$ 4,121,000	$ 4,111,985
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0963% 8/25/35 (e)	30,482,208	30,690,920
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.6% 1/25/35 (e)	337,371	338,021
Series 2005-2 Class 1A1, 5.57% 3/25/35 (e)	393,856	394,479
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.628% 10/12/41 (a)(e)(g)	28,365,000	647,990
Citigroup Mortgage Loan Trust floater Series 2006-FX1 Class A2, 5.52% 10/25/36 (e)	5,758,000	5,768,640
Countrywide Home Loans, Inc. 4.4814% 6/20/35 (e)	1,440,000	1,422,377
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-4 Class 5A2, 5.72% 3/25/35 (e)	1,542,706	1,544,399
Series 2005-10 Class 5A2, 5.64% 1/25/36 (e)	575,975	577,283
Series 2005-8 Class 7A2, 5.6% 11/25/35 (e)	269,673	270,458
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (e)	316,981	317,061
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (e)	1,027,541	1,029,130
Series 2005-6 Class 1A2, 5.59% 7/25/35 (e)	9,171,232	9,187,273
Fosse Master Issuer PLC floater:
Series 2006-1 Class B2, 5.53% 10/18/54 (a)(e)	3,315,000	3,315,000
Series 2006-1A:
Class A1, 5.35% 10/18/31 (a)(e)	1,880,000	1,880,000
Class B1, 5.46% 10/18/54 (a)(e)	1,435,000	1,435,000
Class C2, 5.84% 10/18/54 (a)(e)	1,110,000	1,110,000
Class M1, 5.54% 10/18/54 (a)(e)	830,000	830,000
Class M2, 5.62% 10/18/54 (a)(e)	1,900,000	1,900,000
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.299% 11/19/35 (e)	25,491,421	25,419,576
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 5.83% 11/20/56 (a)(e)	5,185,000	5,185,000
Granite Master Issuer PLC:
floater:
Series 2005-1:
Class A3, 5.445% 12/21/24 (e)	10,925,000	10,928,332
Class A4, 5.465% 12/20/54 (e)	8,460,000	8,470,372
Series 2006-1A Class A5, 5.43% 12/20/54 (a)(e)	15,000,000	15,004,688
Series 2006-2 Class C1, 5.83% 12/20/54 (e)	240,000	240,180
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC: - continued
floater:
Series 2007-1:
Class 1C1, 5.6387% 12/20/54 (e)	$ 1,655,000	$ 1,656,398
Class 1M1, 5.4887% 12/20/54 (e)	1,490,000	1,483,553
Class 2B1, 5.4587% 12/20/54 (e)	1,590,000	1,583,707
Class 2C1, 5.7687% 12/20/54 (e)	880,000	882,113
Class 2M1, 5.5887% 12/20/54 (e)	1,915,000	1,924,277
Series 2006-4:
Class B1, 5.46% 12/20/54 (e)	3,540,000	3,539,929
Class C1, 5.75% 12/20/54 (e)	2,165,000	2,164,935
Class M1, 5.54% 12/20/54 (e)	930,000	929,981
Granite Mortgages PLC floater Series 2004-3 Class 2A1, 5.505% 9/20/44 (e)	1,920,000	1,923,197
GSAMP Trust Series 2007-AR2 Class 2A1, 4.8583% 4/25/35 (e)	1,581,150	1,571,371
Impac CMB Trust floater Series 2005-2 Class 1A2, 5.63% 4/25/35 (e)	472,469	472,953
JP Morgan Mortgage Trust Series 2007-A1 Class 3A2, 5.012% 7/25/35 (e)	6,340,220	6,307,061
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3172% 5/25/17 (e)	16,185,341	16,204,679
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 5.59% 3/25/35 (e)	106,869	106,954
MASTR Asset Backed Securities Trust floater Series 2006-NC3 Class M1, 5.55% 10/25/36 (e)	2,860,000	2,856,235
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2335% 8/25/17 (e)	17,286,339	17,603,812
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 5.49% 6/15/22 (a)(e)	230,000	229,999
Class C, 5.51% 6/15/22 (a)(e)	1,495,000	1,493,225
Class D, 5.52% 6/15/22 (a)(e)	575,000	574,997
Class E, 5.53% 6/15/22 (a)(e)	920,000	919,994
Class F, 5.56% 6/15/22 (a)(e)	690,000	689,996
Class G, 5.63% 6/15/22 (a)(e)	345,000	344,998
Class H, 5.65% 6/15/22 (a)(e)	690,000	689,995
Class J, 5.69% 6/15/22 (a)(e)	805,000	804,994
Class TM, 5.82% 6/15/22 (a)(e)	6,190,000	6,229,093
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-E Class A2, 5.7181% 10/25/28 (e)	234,601	234,875
Series 2004-B Class A2, 5.6388% 6/25/29 (e)	231,620	231,820
Series 2003-G Class XA1, 1% 1/25/29 (g)	29,157,791	166,398
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.: - continued
Series 2003-H Class XA1, 1% 1/25/29 (a)(g)	$ 23,081,828	$ 153,469
Nomura Home Equity Loan, Inc. floater Series 2006-FM2:
Class M1, 5.61% 7/25/36 (e)	3,345,000	3,342,208
Class M7, 6.12% 7/25/36 (e)	910,000	893,373
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 5.62% 3/25/37 (e)	2,880,000	2,880,000
Permanent Financing No. 3 PLC floater Series 2006-3 Class 3A, 5.53% 9/10/33 (e)	1,160,000	1,162,351
Permanent Financing No. 9 PLC floater Series 2006-9A Class 3A, 5.45% 6/10/33 (a)(e)	7,110,000	7,125,528
Permanent Master Issuer PLC:
floater Series 2006-1 Class 2C, 5.76% 7/17/42 (e)	4,910,000	4,909,808
Series 2007-1 Class 4A, 5.412% 10/15/33 (e)	10,110,000	10,110,000
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 5.42% 9/25/46 (e)	4,921,337	4,921,337
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	11,318,137	11,497,038
Series 2004-SL2 Class A1, 6.5% 10/25/16	3,941,804	4,017,584
Series 2004-SL3 Class A1, 7% 8/25/16	2,319,037	2,365,471
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B4, 7.07% 7/10/35 (a)(e)	9,452,656	9,594,446
Class B5, 7.67% 7/10/35 (a)(e)	8,776,666	8,790,380
Class B6, 8.17% 7/10/35 (a)(e)	3,827,187	3,915,212
Series 2003-CB1:
Class B3, 6.77% 6/10/35 (a)(e)	4,289,605	4,353,949
Class B4, 6.97% 6/10/35 (a)(e)	3,832,669	3,909,322
Class B5, 7.57% 6/10/35 (a)(e)	2,615,727	2,668,041
Class B6, 8.07% 6/10/35 (a)(e)	1,552,651	1,596,125
Series 2004-B:
Class B4, 6.42% 2/10/36 (a)(e)	1,555,141	1,580,024
Class B5, 6.87% 2/10/36 (a)(e)	1,052,711	1,065,870
Class B6, 7.32% 2/10/36 (a)(e)	382,804	388,546
Series 2004-C:
Class B4, 6.27% 9/10/36 (a)(e)	1,930,506	1,959,464
Class B5, 6.67% 9/10/36 (a)(e)	2,123,557	2,144,793
Class B6, 7.07% 9/10/36 (a)(e)	289,576	292,472
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Funding Securities Corp. Series 2003-RP2 Class A1, 4% 6/25/33 (a)(e)	$ 2,796,184	$ 2,810,055
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(g)	29,099,737	110,745
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.715% 9/20/33 (e)	413,501	413,685
Series 2004-12 Class 1A2, 5.66% 1/20/35 (e)	214,386	214,876
Series 2004-4 Class A, 5.7288% 5/20/34 (e)	222,711	222,848
Series 2004-5 Class A3, 5.665% 6/20/34 (e)	231,971	232,092
Series 2004-6 Class A3A, 5.6675% 6/20/35 (e)	220,705	221,155
Series 2004-7 Class A3A, 5.71% 8/20/34 (e)	181,262	181,544
Series 2005-1 Class A2, 5.6406% 2/20/35 (e)	210,166	210,832
SG Mortgage Securities Trust floater Series 2006-OPT2 Class A3C, 5.47% 10/25/36 (e)	4,415,000	4,414,977
Structured Asset Securities Corp. floater Series 2006-BC5 Class M1, 5.56% 12/25/36 (e)	15,000,000	14,979,606
WaMu Mortgage pass thru certificates:
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	452,886	450,960
Series 2003-AR12 Class A5, 4.043% 2/25/34	5,000,000	4,924,045
WaMu Mortgage Securities Corp. sequential payer:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	3,668,608	3,791,461
Series 2004-RA2 Class 2A, 7% 7/25/33	4,514,361	4,582,780
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 4.3815% 9/25/34 (e)	14,830,166	14,909,146
Series 2005-AR10 Class 2A2, 4.1089% 6/25/35 (e)	49,406,025	48,741,499
Series 2005-AR12 Class 2A6, 4.3195% 7/25/35 (e)	12,541,392	12,464,296
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	31,685,470	31,259,529
Series 2005-AR4 Class 2A2, 4.524% 4/25/35 (e)	14,145,787	13,956,811
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $642,815,861)		640,345,151
Commercial Mortgage Securities - 21.2%

Asset Securitization Corp. sequential payer Series 1995-MD4 Class A1, 7.1% 8/13/29	237,750	238,654
Banc of America Commercial Mortgage Trust Series 2006-5:
Class A1, 5.185% 7/10/11	891,528	893,136
Class XP, 0.832% 9/10/47 (g)	28,235,000	879,786
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2004-2 Class A2, 3.52% 11/10/38	$ 3,480,000	$ 3,376,902
Series 2002-2 Class XP, 1.7692% 7/11/43 (a)(e)(g)	9,866,243	430,950
Series 2003-2 Class XP, 0.2628% 3/11/41 (a)(e)(g)	142,188,247	1,349,722
Banc of America Large Loan Trust floater Series 2006-BIX1:
Class A1, 5.39% 10/15/19 (a)(e)	1,470,030	1,470,024
Class A2, 5.43% 10/15/19 (a)(e)	360,000	359,998
Class B, 5.46% 10/15/19 (a)(e)	410,000	409,998
Class C, 5.5% 10/15/19 (a)(e)	925,000	924,995
Class D, 5.53% 10/15/19 (a)(e)	1,130,000	1,129,994
Class E, 5.56% 10/15/19 (a)(e)	615,000	614,997
Class F, 5.63% 10/15/19 (a)(e)	820,000	819,996
Class G, 5.65% 10/15/19 (a)(e)	870,000	869,995
Class JCA, 5.92% 10/15/19 (a)(e)	446,943	446,940
Class JCP, 5.82% 10/15/19 (a)(e)	235,776	235,774
Class KCA, 5.97% 10/15/19 (a)(e)	305,397	305,395
Class KCP, 5.87% 10/15/19 (a)(e)	384,496	384,494
Class LCA, 6.07% 10/15/19 (a)(e)	355,048	355,046
Class LCP, 5.97% 10/15/19 (a)(e)	1,418,282	1,418,273
Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 6.18% 7/14/11 (a)(e)	6,498,244	6,499,069
Class B, 6.28% 7/14/11 (a)(e)	3,240,469	3,238,743
Class C, 6.43% 7/14/11 (a)(e)	6,489,591	6,490,411
Class D, 7.061% 7/14/11 (a)(e)	3,771,696	3,774,260
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class A, 5.68% 4/25/34 (a)(e)	4,255,746	4,263,725
Class B, 7.22% 4/25/34 (a)(e)	491,048	494,577
Class M1, 5.88% 4/25/34 (a)(e)	381,926	383,060
Class M2, 6.52% 4/25/34 (a)(e)	381,926	385,268
Series 2004-2 Class A, 5.75% 8/25/34 (a)(e)	4,826,851	4,843,443
Series 2004-3:
Class A1, 5.69% 1/25/35 (a)(e)	8,167,537	8,189,233
Class A2, 5.74% 1/25/35 (a)(e)	1,161,909	1,165,177
Class M1, 5.82% 1/25/35 (a)(e)	1,401,126	1,406,161
Series 2006-4A:
Class A1, 5.55% 12/25/36 (a)(e)	2,394,839	2,394,839
Class A2, 5.59% 12/25/36 (a)(e)	2,718,731	2,718,731
Class B1, 6.02% 12/25/36 (a)(e)	176,668	176,668
Class B2, 6.57% 12/25/36 (a)(e)	166,854	164,381
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Class B3, 7.77% 12/25/36 (a)(e)	$ 304,262	$ 304,262
Class M1, 5.61% 12/25/36 (a)(e)	387,689	387,239
Class M2, 5.63% 12/25/36 (a)(e)	245,373	245,373
Class M3, 5.66% 12/25/36 (a)(e)	249,299	249,299
Class M4, 5.72% 12/25/36 (a)(e)	299,355	299,355
Class M5, 5.76% 12/25/36 (a)(e)	274,818	274,818
Class M6, 5.84% 12/25/36 (a)(e)	245,373	245,373
Series 2007-1:
Class A2, 5.59% 3/25/37 (a)(e)	1,045,011	1,045,011
Class B1, 5.99% 3/25/37 (a)(e)	333,408	333,408
Class B2, 6.47% 3/25/37 (a)(e)	238,860	238,860
Class B3, 8.67% 3/25/37 (a)(e)	686,722	686,722
Class M1, 5.59% 3/25/37 (a)(e)	278,670	278,670
Class M2, 5.61% 3/25/37 (a)(e)	209,002	209,002
Class M3, 5.64% 3/27/37 (a)(e)	189,097	189,097
Class M4, 5.69% 3/25/37 (a)(e)	139,335	139,335
Class M5, 5.74% 3/25/37 (a)(e)	233,883	233,883
Class M6, 5.82% 3/25/37 (a)(e)	328,432	328,432
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2006-T24 Class A1, 4.905% 10/12/41 (e)	2,690,166	2,672,994
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class B, 5.46% 11/15/36 (a)(e)	515,000	515,034
Class C, 5.49% 11/15/36 (a)(e)	515,000	515,005
Class D, 5.53% 11/15/36 (a)(e)	410,000	410,004
Class E, 5.56% 11/15/36 (a)(e)	310,000	310,003
Class F, 5.63% 8/16/21 (a)(e)	515,000	515,005
Class G, 5.65% 11/15/36 (a)(e)	515,000	515,005
Class H, 5.69% 11/15/36 (a)(e)	410,000	410,004
Series 2006-FL2:
Class A1, 5.39% 11/15/36 (a)(e)	1,170,647	1,170,656
Class A2, 5.43% 11/15/36 (a)(e)	2,055,000	2,055,019
Class CNP-1, 6.12% 8/16/21 (a)(e)	545,000	545,000
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2006-C1 Class A1, 5.043% 8/15/48	9,796,181	9,770,310
COMM:
sequential payer Series 1999-1 Class A2, 6.455% 5/15/32	11,378,372	11,517,613
Series 2004-LBN2 Class X2, 0.9783% 3/10/39 (a)(e)(g)	32,865,539	850,186
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage Asset Trust sequential pay Series 1999-C2 Class A1, 7.285% 11/17/32	$ 1,003,042	$ 1,008,905
Commercial Mortgage pass-thru certificates Series 2006-FL12:
Class AJ, 5.45% 12/15/20 (a)(e)	5,645,000	5,645,000
Class CA1, 5.87% 12/15/20 (a)(e)	229,737	229,737
Class CA2, 5.92% 12/15/20 (a)(e)	359,225	359,225
Class CA3, 5.97% 12/15/20 (a)(e)	413,526	413,526
Class CA4, 6.07% 12/15/20 (a)(e)	455,297	455,297
Class CN1, 5.82% 12/15/20 (a)(e)	877,811	877,811
Class CN2, 5.87% 12/15/20 (a)(e)	471,551	471,551
Class CN3, 5.97% 12/15/20 (a)(e)	457,042	457,042
Communication Mortgage Trust Series 2006-C8:
Class A1, 5.11% 12/10/46	2,559,826	2,558,500
Class XP, 0.505% 12/10/46 (e)(g)	138,939,091	3,598,245
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A1, 5.297% 12/15/39	6,923,906	6,938,642
Series 2006-C5 Class ASP, 0.6729% 12/15/39 (e)(g)	85,375,000	3,056,860
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1997-C2 Class A3, 6.55% 1/17/35	4,205,543	4,230,050
Series 1998-C1 Class A1B, 6.48% 5/17/40	14,747,777	14,914,801
Series 1997-C2 Class D, 7.27% 1/17/35	20,440,000	20,853,471
Series 2002-CP5 Class A1, 4.106% 12/15/35	2,881,434	2,822,394
Series 2003-C4 Class ASP, 0.3702% 8/15/36 (a)(e)(g)	92,363,609	1,131,223
Series 2006-TF2A:
Class A2, 6.82% 7/15/19 (a)(e)	2,915,000	2,907,246
Class SHDC, 6.32% 7/15/19 (a)(e)	1,390,000	1,390,000
Series 2006-TFL2:
Class A2, 5.49% 10/15/21 (a)(e)	10,000,000	10,000,000
Class SHDD, 6.67% 7/15/19 (a)(e)	785,000	784,482
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 5.49% 11/15/36 (a)(e)	1,595,000	1,595,673
CSMC Commercial Mortgage Trust floater Series 2006-TFLA Class D, 5.6% 4/15/21 (a)(e)	1,440,000	1,440,312
Deutsche Mortgage & Asset Receiving Corp. sequential payer Series 1998-C1 Class D, 7.231% 6/15/31	23,034,500	23,414,325
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	7,759,420	7,800,754
Series 1998-CG1 Class A1B, 6.41% 6/10/31	4,916,117	4,958,205
Series 1999-CG1 Class A1B, 6.46% 3/10/32	4,750,000	4,845,139
Commercial Mortgage Securities - continued
	Principal Amount	Value
First Union-Lehman Brothers Commercial Mortgage Trust sequential payer Series 1997-C2 Class A3, 6.65% 11/18/29	$ 6,764,365	$ 6,780,473
GE Commercial Mortgage Corp. Series 2004-C1 Class X2, 1.0717% 11/10/38 (e)(g)	97,255,954	3,052,563
Global Signal Trust III Series 2006-1 Class B, 5.588% 2/15/36	5,440,000	5,496,303
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 1997-C2 Class A3, 6.566% 4/15/29	453,125	454,616
Series 2003-C3 Class X2, 0.68% 12/10/38 (a)(e)(g)	109,063,583	2,155,315
Greenwich Capital Commercial Funding Corp.:
Series 2003-C1 Class XP, 2.0342% 7/5/35 (a)(e)(g)	71,447,907	3,267,706
Series 2003-C2 Class XP, 1.0042% 1/5/36 (a)(e)(g)	124,696,134	3,390,338
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,560,000	1,559,970
GS Mortgage Securities Corp. II:
sequential payer:
Series 2003-C1 Class A2A, 3.59% 1/10/40	38,170,000	37,603,401
Series 2004-C1 Class A1, 3.659% 10/10/28	29,057,703	28,412,796
Series 1998-GLII Class E, 6.9707% 4/13/31 (e)	8,460,000	8,618,743
Host Marriott Pool Trust sequential payer Series 1999-HMTA Class A, 6.98% 8/3/15 (a)	2,942,120	3,002,205
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9921% 1/15/38 (a)(e)(g)	25,988,436	797,616
Series 2004-CB8 Class X2, 1.1185% 1/12/39 (a)(e)(g)	28,786,154	936,206
JPMorgan Chase Commercial Securities Trust floater Series 2006-FLA2:
Class A2, 5.45% 11/15/18 (a)(e)	1,875,000	1,875,000
Class B, 5.49% 11/15/18 (a)(e)	1,499,177	1,499,177
Class C, 5.53% 11/15/18 (a)(e)	1,063,773	1,063,773
Class D, 5.55% 11/15/18 (a)(e)	376,031	376,031
Class E, 5.6% 11/15/18 (a)(e)	564,047	564,047
Class F, 5.65% 11/15/18 (a)(e)	846,070	846,070
Class G, 5.68% 11/15/18 (a)(e)	732,271	732,271
Class H, 5.82% 11/15/18 (a)(e)	564,047	564,047
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C7 Class A2, 5.533% 12/15/25	3,189,445	3,194,936
Series 2003-C3 Class A2, 3.086% 5/15/27	9,205,000	8,981,385
Series 2007-C1 Class A1, 5.391% 2/15/40 (e)	1,065,000	1,073,220
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (a)(g)	64,008,718	1,869,426
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C4 Class A2, 4.567% 6/15/29 (e)	$ 2,825,000	$ 2,793,756
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class MHRO, 6.01% 10/15/20 (a)(e)	1,020,000	1,019,995
Class MJPM, 6.32% 10/15/20 (a)(e)	595,000	594,997
Class MSTR, 6.02% 10/15/20 (a)(e)	505,000	504,998
Class NHRO, 6.21% 10/15/20 (a)(e)	1,570,000	1,569,991
Class NSTR, 6.17% 10/15/20 (a)(e)	460,000	459,998
Series 2006-HQ10 Class X2, 5.547% 11/1/41 (a)(e)(g)	67,619,077	1,648,215
Series 2007-HQ11 Class A1, 5.246% 2/20/44 (e)	1,720,000	1,727,995
Series 2007-T25 Class A1, 5.391% 11/12/49	2,418,424	2,440,571
Morgan Stanley Capital I, Inc.:
floater Series 2006-XLF Class F, 5.64% 7/15/19 (a)(e)	1,975,000	1,975,729
sequential pay Series 1998-HF2 Class A2, 6.48% 11/15/30	4,590,855	4,642,180
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	23,556,649	23,722,966
Prudential Securities Secured Financing Corp. sequential payer Series 1998-C1 Class A1B, 6.506% 7/15/08	7,300,773	7,342,662
Thirteen Affiliates of General Growth Properties, Inc. sequential payer Series 1 Class A2, 6.602% 11/15/07 (a)	69,000,000	69,601,673
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (a)	9,647,505	9,755,729
Class E3, 7.253% 3/15/13 (a)	11,693,356	11,872,264
Wachovia Bank Commercial Mortage Trust CTFS Series 2006-C29 Class A1, 5.11% 11/15/48 (d)	8,683,291	8,664,519
Wachovia Bank Commercial Mortgage Trust:
Series 2003-C8 Class XP, 0.5871% 11/15/35 (a)(e)(g)	66,992,560	834,299
Series 2003-C9 Class XP, 0.5304% 12/15/35 (a)(e)(g)	46,709,896	725,806
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $516,847,498)		510,187,185
Fixed-Income Funds - 1.9%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $45,994,970)	462,261	45,916,385
Cash Equivalents - 3.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.34%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) # (Cost $93,086,000)	$ 93,099,796	$ 93,086,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,416,246,926)		2,406,158,284
NET OTHER ASSETS - 0.1%		1,669,569
NET ASSETS - 100%		$ 2,407,827,853
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
333 Eurodollar 90 Day Index Contracts	March 2007	$ 328,556,531	$ (106,975)
333 Eurodollar 90 Day Index Contracts	June 2007	328,679,325	(117,782)
333 Eurodollar 90 Day Index Contracts	Sept. 2007	328,833,338	(92,320)
333 Eurodollar 90 Day Index Contracts	Dec. 2007	328,962,375	(74,732)
333 Eurodollar 90 Day Index Contracts	March 2008	329,045,625	(26,932)
333 Eurodollar 90 Day Index Contracts	June 2008	329,078,925	(6,457)
333 Eurodollar 90 Day Index Contracts	Sept. 2008	329,095,575	10,918
333 Eurodollar 90 Day Index Contracts	Dec. 2008	329,095,575	(47,782)
333 Eurodollar 90 Day Index Contracts	March 2009	329,083,088	(38,795)
TOTAL EURODOLLAR CONTRACTS			$ (500,857)
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.5% and pay Goldman Sachs upon default event of Merrill Lynch Mortgage Investment, Inc., par value of the notional amount of Merrill Lynch Mortgage Investment, Inc. Series 2006-HE5 Class B3, 7.32% 8/25/37

	Sept. 2037	$ 10,000,000	$ (1,523,433)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34

	Oct. 2034	$ 1,300,000	$ (57,403)
Receive monthly notional amount multiplied by 1.45% and pay UBS upon default event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36	August 2036	2,400,000	(378,034)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon default event of JP Morgan Mortgage Acquisition Corp., par value of the notional amount of JP Morgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36	Sept. 2036	1,300,000	(148,392)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	1,200,000	(76,036)
Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon default event of Morgan Stanley ABS Capital Inc. Trust, par value of the notional amount of Morgan Stanley ABS Capital Inc. Trust Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	2,400,000	(515,269)
Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36	Sept. 2036	1,300,000	(246,774)
Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B M9, 7.23% 8/25/36	Sept. 2036	1,300,000	(246,489)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon default event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36

	August 2036	$ 10,000,000	$ (1,371,600)
Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.22% 7/25/36	August 2036	10,000,000	(1,568,317)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-8 Class M9, 7.12% 9/25/36	Oct. 2036	10,000,000	(1,616,583)
TOTAL CREDIT DEFAULT SWAPS		$ 51,200,000	$ (7,748,330)
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2008	30,000,000	0
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive monthly a return equal to Lehman Brothers ABS Floating Rate Index and pay monthly a floating rate based on 1-month LIBOR plus 2 basis points with Lehman Brothers, Inc.	April 2007	$ 25,000,000	$ (4,298)
Receive monthly a return equal to Lehman Brothers U.S. ABS Floating Rate AA Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	Sept. 2007	15,000,000	0
TOTAL TOTAL RETURN SWAPS		$ 70,000,000	$ (4,298)
		$ 121,200,000	$ (7,752,628)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $468,659,959 or 19.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,399,157.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $6,186,597.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$93,086,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 3,866,071
BNP Paribas Securities Corp.	3,801,637
Banc of America Securities LLC	8,612,341
Bank of America, NA	12,886,904
Barclays Capital, Inc.	22,680,954
Bear Stearns & Co., Inc.	2,577,381
Citigroup Global Markets, Inc.	2,577,381
Countrywide Securities Corp.	12,886,904
Goldman, Sachs & Co.	1,288,690
Societe Generale, New York Branch	3,866,071
UBS Securities LLC	18,041,666
$ 93,086,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 1,326,687

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ -	$ 71,000,016	$ 25,000,020	$ 45,916,385	0.3%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $93,086,000) - See accompanying schedule: Unaffiliated issuers (cost $2,370,251,956)	$ 2,360,241,899
Fidelity Central Funds (cost $45,994,970)	45,916,385
Total Investments (cost $2,416,246,926)		$ 2,406,158,284
Cash		536,469
Receivable for investments sold		6,010
Receivable for swap agreements		153,676
Receivable for fund shares sold		29,996,973
Interest receivable		9,240,181
Distributions receivable from Fidelity Central Funds		198,504
Total assets		2,446,290,097

Liabilities
Payable for investments purchased Regular delivery	$ 17,111,558
Delayed delivery	3,440,000
Distributions payable	9,791,818
Swap agreements, at value	7,752,628
Payable for daily variation on futures contracts	352,296
Other payables and accrued expenses	13,944
Total liabilities		38,462,244

Net Assets		$ 2,407,827,853
Net Assets consist of:
Paid in capital		$ 2,426,169,980
Net unrealized appreciation (depreciation) on investments		(18,342,127)
Net Assets, for 24,147,124 shares outstanding		$ 2,407,827,853
Net Asset Value, offering price and redemption price per share ($2,407,827,853 ÷ 24,147,124 shares)		$ 99.71

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	For the period September 25, 2006 (commencement of operations) to February 28, 2007 (Unaudited)

Investment Income
Interest		$ 46,241,999
Income from Fidelity Central Funds		1,326,687
Total income		47,568,686

Expenses
Custodian fees and expenses	$ 23,790
Independent directors' compensation	2,642
Total expenses before reductions	26,432
Expense reductions	(5,162)	21,270
Net investment income		47,547,416
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(271,572)
Fidelity Central Funds	(5,026)
Futures contracts	(22,589)
Swap agreements	430,261
Capital gain distributions from Fidelity Central Funds	9,990
Total net realized gain (loss)		141,064
Change in net unrealized appreciation (depreciation) on: Investment securities	2,115,706
Futures contracts	(500,857)
Swap agreements	(7,752,628)
Total change in net unrealized appreciation (depreciation)		(6,137,779)
Net gain (loss)		(5,996,715)
Net increase (decrease) in net assets resulting from operations		$ 41,550,701

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period September 25, 2006 (commencement of operations) to February 28, 2007 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 47,547,416
Net realized gain (loss)	141,064
Change in net unrealized appreciation (depreciation)	(6,137,779)
Net increase (decrease) in net assets resulting from operations	41,550,701
Distributions to partners from net investment income	(47,682,791)
Affiliated share transactions Proceeds from sales of shares	739,796,420
Contributions in-kind	1,674,163,523
Net increase (decrease) in net assets resulting from share transactions	2,413,959,943
Total increase (decrease) in net assets	2,407,827,853

Net Assets
Beginning of period	-
End of period	$ 2,407,827,853
Other Information Shares
Sold	7,405,489
Issued for in-kind contributions	16,741,635
Net increase (decrease)	24,147,124

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended February 28, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income D	2.212
Net realized and unrealized gain (loss)	(.280)
Total from investment operations	1.932
Distributions to partners from net investment income	(2.222)
Total distributions	(2.222)
Net asset value, end of period	$ 99.71
Total Return B, C	1.93%
Ratios to Average Net Assets E, I
Expenses before reductions	-% A, G
Expenses net of fee waivers, if any	-% A, G
Expenses net of all reductions	-% A, G
Net investment income	5.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,407,828
Portfolio turnover rate F	62% A, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period September 25, 2006 (commencement of operations) to February 28, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

1. Organization.

Fidelity 1-3 Year Duration Securitized Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income and capital gain distributions from other Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,230,421
Unrealized depreciation	14,588,226
Net unrealized appreciation (depreciation)	$ (9,357,805)
Cost for federal income tax purposes	$ 2,415,516,089

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Futures Contracts - continued

and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $999,397,016 and $219,974,418, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM, an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Exchange-In-Kind. On September 25, 2006, the investing Funds, completed a non-taxable exchange with the Fund. The investing funds delivered securities with a value, including accrued interest, of $1,674,163,523 (which included $12,204,348 of unrealized depreciation) in exchange for 16,741,635 shares of the Fund, as presented in the accompanying Statement of Changes in Net Assets. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the Fund, in accordance with the Partnership Agreement. At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all the outstanding shares of the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the Fund's expenses by $2,642. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,520.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity 1-3 Year Duration Securitized Bond Central Fund

On July 20, 2006, the Board of Directors, including the independent Directors (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Directors' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager(s) and the fund's investment objectives and disciplines.

Administrative Services. The Board considered the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute and relative investment performance. The Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except certain operating expenses incurred for services provided by entities not affiliated with FMR, such as fees for custodial services and fees and expenses of the independent Directors.

Based on its review, the Board concluded that the fund's net management fee and projected total expenses were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, managing, administering and servicing the fund and its shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of Advisory Contracts because the fund pays no advisory fees and FMR bears all other expenses of the fund, except for certain expenses as noted above.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received additional information on the benefits of pooled investments such as the fund. The Board received information explaining that the fund is a centralized vehicle for the management of securities on a pooled basis and that it is expected to improve portfolio management efficiency for those Fidelity funds that invest in it. The Board noted that those Fidelity funds investing in the fund will benefit because combining subportfolios into one centralized fund, such as the fund, should reduce the effect of cash flows overall, potentially reducing portfolio transaction costs for the investing funds. The Board also noted that, for investing funds with smaller subportfolios, the fund can provide better diversification for the investing funds by taking advantage of the larger asset base in a centralized fund.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Fidelity® 2-5 Year Duration
Securitized Bond Central Fund

Semiannual Report

February 28, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

1.833853.100 458656.1.0

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 30, 2006 to February 28, 2007). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value February 28, 2007	Expenses Paid During Period
Actual	$ 1,000.00	$ 1,021.10	$ - A, C
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.79	$ .01 B

A Actual expenses are equal to the Fund's annualized expense ratio of .0014%; multiplied by the average account value over the period, multiplied by 122/365 (to reflect the period October 30, 2006 to February 28, 2007).

B Hypothetical expenses are equal to the Fund's annualized expense ratio of .0014%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

C Amount represents less than $.01.

Semiannual Report

Investment Summary

Quality Diversification (% of fund's net assets)
As of February 28, 2007 *
U.S. Government and U.S. Government Agency Obligations 11.0%
AAA 61.0%
AA 10.8%
A 7.9%
BBB 3.9%
Not Rated 1.5%
Short-Term Investments and Net Other Assets 3.9%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Average Years to Maturity as of February 28, 2007

Years	4.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2007

Years	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2007 *
U.S. Government and U.S. Government Agency Obligations 11.0%
Asset-Backed Securities 19.6%
CMOs and Other Mortgage Related Securities 65.5%
Short-Term Investments and Net Other Assets 3.9%
* Foreign investments	1.4%
* Futures and Swaps	3.9%

Semiannual Report

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 10.1%
	Principal Amount	Value
U.S. Government Agency Obligations - 9.8%
Fannie Mae:
5% 10/15/11	$ 64,500,000	$ 64,965,884
5.25% 9/15/16	25,000,000	25,628,425
Freddie Mac:
5.25% 5/21/09	221,000,000	222,844,901
5.25% 7/18/11	14,500,000	14,744,108
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		328,183,318
U.S. Treasury Obligations - 0.3%
U.S. Treasury Notes 5.125% 6/30/11	10,000,000	10,236,330
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $336,980,695)		338,419,648
Asset-Backed Securities - 19.6%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	4,664,255	4,527,556
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE1 Class M1, 5.58% 1/25/37 (c)	3,026,000	3,016,135
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12	2,895,000	2,897,863
Series 2006-1:
Class C1, 5.28% 11/6/11	11,535,000	11,562,206
Class D, 5.49% 4/6/12	7,670,000	7,701,403
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE7 Class A4, 5.46% 11/25/36 (c)	6,425,000	6,426,570
Bank One Issuance Trust Series 2004-B2 Class B2, 4.37% 4/15/12	65,300,000	64,336,949
C-Bass Trust Series 2007-CB1 Class M1, 5.55% 1/25/37 (c)	850,000	848,368
Capital One Multi-Asset Execution Trust:
Series 2003-B5 Class B5, 4.79% 8/15/13	9,540,000	9,426,287
Series 2004-6 Class B, 4.15% 7/16/12	58,650,000	57,442,766
CIT Equipment Collateral Trust Series 2006-VT2:
Class A4, 5.05% 4/20/14	4,535,000	4,538,820
Class B, 5.24% 4/20/14	712,517	712,871
Class C, 5.29% 4/20/14	781,219	781,619
Class D, 5.46% 4/20/14	2,097,780	2,094,454
CNH Equipment Trust Series 2006-A Class A4, 5.27% 9/15/11	42,505,000	42,825,947
Asset-Backed Securities - continued
	Principal Amount	Value
CPS Auto Receivables Trust:
Series 2006-A Class A4, 5.29% 11/15/12 (a)	$ 13,839,990	$ 13,822,690
Series 2006-D Class A4, 5.115% 8/15/13 (a)	5,325,000	5,346,633
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	24,375,000	24,164,217
Class C, 5.074% 6/15/35 (a)	22,127,000	22,021,240
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (a)	14,265,000	14,429,251
First Franklin Mortgage Loan Trust:
Series 2006-FF18 Class M1, 5.55% 12/25/37 (c)	10,000,000	9,987,896
Series 2007-FF1 Class M1, 5.55% 1/25/38 (c)	1,335,000	1,356,451
Ford Credit Auto Owner Trust Series 2006-C:
Class B, 5.3% 6/15/12	1,395,000	1,402,092
Class C, 5.47% 9/15/12	2,265,000	2,267,062
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (a)	20,187,382	20,078,559
GE Business Loan Trust Series 2006-2A:
Class A, 5.5% 11/15/34 (a)(c)	8,129,417	8,129,310
Class B, 5.6% 11/15/34 (a)(c)	2,939,405	2,937,910
Class C, 5.7% 11/15/34 (a)(c)	4,875,666	4,873,193
Class D, 6.07% 11/15/34 (a)(c)	1,855,035	1,813,219
GE Equipment Midticket LLC Series 2006-1:
Class A2, 5.1% 5/15/09	4,805,000	4,800,094
Class B, 5.47% 9/15/17 (c)	6,910,000	6,909,934
Class C, 5.64% 9/15/17 (c)	1,910,000	1,910,640
GSAMP Trust:
Series 2006-FM3 Class ABS, 5.52% 11/25/36 (c)	7,680,000	7,682,150
Series 2007-FM1 Class M1, 5.59% 12/25/36 (c)	2,640,000	2,638,350
Holmes Master Issuer PLC Series 2006-1A:
Class 1B, 5.45% 7/15/40 (a)(c)	3,070,000	3,069,880
Class 1C, 5.6% 7/15/40 (a)(c)	1,735,000	1,734,932
Class 2A, 5.42% 7/15/21 (a)(c)	3,070,000	3,069,880
Class 2B, 5.48% 7/15/40 (a)(c)	2,210,000	2,209,914
Class 2C, 5.75% 7/15/40 (a)(c)	900,000	899,965
Class 2M, 5.55% 7/15/40 (a)(c)	1,840,000	1,839,928
Home Equity Asset Trust Series 2007-1 Class M1, 5.56% 5/25/37 (c)	5,105,000	5,101,539
Hyundai Auto Receivables Trust Series 2004-1 Class A4, 5.26% 11/15/12	53,440,000	53,678,449
JPMorgan Mortgage Acquisition Trust Series 2006-WMC4 Class A4, 5.47% 11/25/36 (c)	10,000,000	9,999,945
Keycorp Student Loan Trust Series 2006-A Class 2C, 6.52% 3/27/42 (c)	5,700,000	5,719,921
Asset-Backed Securities - continued
	Principal Amount	Value
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	$ 15,140,000	$ 14,425,451
Class C, 4.13% 11/20/37 (a)	43,140,000	39,421,712
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 5.48% 11/25/36 (c)	4,475,000	4,476,192
Marriott Vacation Club Owner Trust Series 2006-2A:
Class A, 5.362% 10/20/28 (a)	1,831,742	1,833,876
Class B, 5.442% 10/20/28 (a)	309,416	309,775
Class C, 5.691% 10/20/28 (a)	140,269	140,427
Class D, 6.01% 10/20/28 (a)	1,650,218	1,652,028
Merrill Lynch Mortgage Investors, Inc. Series 2006-OPT1 Class A1A, 5.58% 6/25/35 (c)	4,000,637	4,014,655
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A3, 5.47% 11/25/36 (c)	5,505,000	5,506,650
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (d)	24,925,000	9,564,221
Series 2006-4 Class D, 6.42% 5/25/32 (c)	4,300,000	4,281,596
Newcastle CDO VIII Series 2006-8A Class 4, 5.92% 11/1/52 (a)(c)	9,300,000	9,230,250
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (a)	28,515,000	28,599,655
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 5.55% 12/25/36 (c)	2,970,000	2,965,290
SBA CMBS Trust Series 2005-1A Class C, 5.731% 11/15/35 (a)	500,000	507,319
Securitized Asset Backed Receivables LLC Trust:
Series 2007-HE1 Class M1, 5.57% 12/25/36 (c)	3,420,000	3,420,000
Series 2007-NC1 Class M1, 5.56% 12/25/36 (c)	5,380,000	5,380,000
Specialty Underwriting & Residential Finance Series 2006-BC5 Class M1, 5.56% 11/25/37 (c)	5,680,000	5,670,776
Structured Asset Corp. Trust Series 2006-BC6 Class A4, 5.49% 1/25/37 (c)	4,445,000	4,444,970
Structured Asset Securities Corp.:
Series 2004-1 Class 1A, 5.62% 4/25/34 (c)	11,939,027	11,939,740
Series 2007-BC1 Class M1, 5.55% 2/25/37 (c)	4,710,000	4,710,000
Superior Wholesale Inventory Financing Trust:
Series 2004-A10 Class B, 5.6% 9/15/11 (c)	5,905,000	5,897,871
Series 2007-AE1:
Class A, 5.4208% 1/15/12 (c)	1,585,000	1,585,000
Class B, 5.6208% 1/15/12 (c)	1,320,000	1,320,000
Class C, 5.9208% 1/15/12 (c)	860,000	860,000
Trapeza CDO LLC Series 2007-12X:
Class A3, 5.82% 4/6/42 (b)(c)	1,140,000	1,140,000
Class B, 5.92% 4/6/42 (b)(c)	3,420,000	3,420,000
Asset-Backed Securities - continued
	Principal Amount	Value
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.07% 5/13/13	$ 4,600,000	$ 4,633,781
Turquoise Card Backed Securities PLC Series 2006-2:
Class B, 5.47% 10/17/11 (c)	5,065,000	5,065,000
Class C, 5.67% 10/17/11 (c)	4,755,000	4,755,000
TOTAL ASSET-BACKED SECURITIES (Cost $654,229,187)		654,206,293
Collateralized Mortgage Obligations - 7.0%

Private Sponsor - 7.0%
Banc of America Mortgage Securities, Inc.:
Series 2005-E Class 2A7, 4.6087% 6/25/35 (c)	22,460,000	22,279,424
Series 2005-J Class 2A5, 5.0926% 11/25/35 (c)	4,840,000	4,829,413
Commercial Mortgage pass thru certificates floater Series 2001-J2A Class A2F, 5.82% 7/16/34 (a)(c)	10,000,000	10,135,113
Countrywide Home Loans, Inc. 4.4814% 6/20/35 (c)	1,910,000	1,886,625
Granite Master Issuer PLC floater Series 2006-4:
Class B1, 5.46% 12/20/54 (c)	4,415,000	4,414,912
Class C1, 5.75% 12/20/54 (c)	2,700,000	2,699,919
Class M1, 5.54% 12/20/54 (c)	1,165,000	1,164,977
HSI Asset Securitization Corp. Trust floater Series 2007-OPT1 Class M1, 5.55% 12/25/36 (c)	2,395,000	2,391,697
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (c)	1,835,000	1,846,762
Class A3, 5.447% 6/12/47 (c)	24,965,000	25,241,862
JP Morgan Mortgage Trust:
Series 2005-A8 Class 2A3, 4.9527% 11/25/35 (c)	6,360,000	6,400,238
Series 2007-A1:
Class 3A2, 5.012% 7/25/35 (c)	7,515,069	7,475,766
Class 7A3, 5.302% 7/25/35 (c)	11,850,000	11,873,700
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	4,379,468	4,372,628
MASTR Asset Backed Securities Trust floater Series 2006-WMC4 Class M1, 5.55% 11/25/36 (c)	3,640,000	3,634,358
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 5.82% 6/15/22 (a)(c)	7,600,000	7,647,998
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (c)	42,815,000	43,154,262
Salomon Brothers Mortgage Securities VII, Inc.: Series 2006-C2 Class H, 6.308% 7/18/33 (a)	1,370,000	1,391,072
Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	2,750,017	2,652,477
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Structured Asset Securities Corp. floater Series 2006-BC5 Class M1, 5.56% 12/25/36 (c)	$ 10,000,000	$ 9,986,404
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1886% 10/20/35 (c)	5,095,000	5,122,980
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (c)	52,545,000	52,323,234
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $231,850,975)		232,925,821
Commercial Mortgage Securities - 59.4%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.404% 2/14/43 (c)	11,700,000	12,840,907
Class A2, 7.034% 2/14/43 (c)	7,355,000	7,979,573
Class A3, 7.084% 2/14/43 (c)	7,940,000	8,312,188
Class PS1, 1.6789% 2/14/43 (c)(d)	96,594,773	3,146,304
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7225% 5/10/45 (c)	11,675,000	12,047,525
Series 2006-4 Class AM, 5.675% 7/10/46	30,000,000	30,783,357
Series 2006-5:
Class A1, 5.185% 7/10/11	10,396,293	10,415,039
Class A2, 5.317% 10/10/11	103,595,000	104,400,917
Class A3, 5.39% 2/10/14	13,945,000	14,076,289
Class XP, 0.832% 9/10/47 (d)	176,295,000	5,493,246
Series 2006-6:
Class A3, 5.369% 12/10/16	20,000,000	20,129,894
Class XP, 0.4314% 10/10/45 (c)(d)	64,505,000	1,475,191
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	3,200,000	3,369,841
Series 2004-2:
Class A2, 3.52% 11/10/38	4,110,000	3,988,238
Class A3, 4.05% 11/10/38	13,527,000	13,052,109
Class A4, 4.153% 11/10/38	12,682,000	12,230,589
Series 2004-4 Class A3, 4.128% 7/10/42	7,860,000	7,681,425
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.: - continued
Series 2005-1 Class A3, 4.877% 11/10/42	$ 39,390,000	$ 39,129,140
Series 2005-3 Series A3B, 5.09% 7/10/43 (c)	31,065,000	30,959,528
Series 2005-6 Class A3, 5.1801% 9/10/47 (c)	18,000,000	18,108,275
Series 2007-1 Class B, 5.543% 1/15/49	6,021,000	6,094,306
Bayview Commercial Asset Trust:
floater Series 2006-2A Class A1, 5.55% 7/25/36 (a)(c)	16,843,131	16,843,072
Series 2004-1 Class IO, 1.25% 4/25/34 (a)(d)	58,971,088	3,004,919
Series 2007-1:
Class A2, 5.59% 3/25/37 (a)(c)	1,413,253	1,413,253
Class B1, 5.99% 3/25/37 (a)(c)	452,838	452,838
Class B2, 6.47% 3/25/37 (a)(c)	328,432	328,432
Class B3, 8.67% 3/25/37 (a)(c)	930,558	930,558
Class M1, 5.59% 3/25/37 (a)(c)	383,171	383,171
Class M2, 5.61% 3/25/37 (a)(c)	283,646	283,646
Class M3, 5.64% 3/27/37 (a)(c)	253,788	253,788
Class M4, 5.69% 3/25/37 (a)(c)	189,097	189,097
Class M5, 5.74% 3/25/37 (a)(c)	318,480	318,480
Class M6, 5.82% 3/25/37 (a)(c)	442,886	442,886
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2006-T24 Class A1, 4.905% 10/12/41 (c)	13,053,362	12,970,042
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	10,610,000	10,499,214
Series 2004-ESA Class A3, 4.741% 5/14/16 (a)	9,265,000	9,198,560
Series 2003-PWR2 Class X2, 0.53% 5/11/39 (a)(c)(d)	111,503,720	2,040,518
Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	15,915,000	15,846,470
Class C, 4.937% 5/14/16 (a)	10,610,000	10,575,165
Class D, 4.986% 5/14/16 (a)	6,265,000	6,250,838
Class E, 5.064% 5/14/16 (a)	19,465,000	19,448,723
Class F, 5.182% 5/14/16 (a)	4,675,000	4,682,603
Series 2006-PW13 Class A3, 5.518% 9/11/41	35,295,000	35,863,659
Bear Stearns Commerical Mortgage Securities Trust Series 2006-PW14 Class X2, 0.656% 12/1/38 (a)(c)(d)	163,015,000	5,570,027
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.8294% 5/15/35 (a)(c)(d)	193,917,358	10,068,558
Commercial Mortgage Securities - continued
	Principal Amount	Value
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	$ 4,010,000	$ 4,259,554
Class F, 7.734% 1/15/32	2,170,000	2,303,937
Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(c)	10,165,000	10,628,332
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	5,000,000	5,225,185
Citigroup Commercial Mortgage Trust Series 2006-C5:
Class AM, 5.462% 10/15/49	17,000,000	17,148,648
Class AMP2, 5.5005% 10/15/49 (a)	8,340,000	8,345,539
Cobalt CMBS Commercial Mortgage Trust Series 2006-C1 Class B, 5.359% 8/15/48	30,000,000	29,823,330
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (c)	11,450,000	11,938,148
Commercial Mortgage pass thru certificates sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	16,905,000	17,086,752
Commercial Mortgage Pass-Through Certificates sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (c)	940,000	936,040
Communication Mortgage Trust Series 2006-C8:
Class A3, 5.31% 12/10/46	28,495,000	28,618,500
Class B, 5.44% 12/10/46	17,318,000	17,328,824
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class AJ, 5.373% 12/15/39	20,250,000	20,259,185
Series 2006-C4 Class AAB, 5.439% 9/15/39	56,915,000	57,533,450
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	28,418,878	29,506,656
Series 2000-C1 Class A2, 7.545% 4/15/62	23,400,000	24,690,753
Series 2004-C1:
Class A3, 4.321% 1/15/37	4,960,000	4,831,154
Class A4, 4.75% 1/15/37	4,655,000	4,526,120
Series 1998-C1 Class D, 7.17% 5/17/40	12,300,000	13,066,762
Series 1999-C1 Class E, 7.8842% 9/15/41 (c)	10,335,000	11,049,664
Series 2001-CK6 Class AX, 0.645% 9/15/18 (d)	31,209,320	862,114
Series 2001-CKN5 Class AX, 0.828% 9/15/34 (a)(c)(d)	102,853,603	5,455,201
Series 2006-TF2A:
Class A2, 6.82% 7/15/19 (a)(c)	3,635,000	3,625,331
Class SHDC, 6.32% 7/15/19 (a)(c)	1,735,000	1,735,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2006-TFL2:
Class A2, 5.49% 10/15/21 (a)(c)	$ 20,000,000	$ 20,000,000
Class SHDD, 6.67% 7/15/19 (a)(c)	975,000	974,357
CS First Boston Mortgage Securities Corp.:
Series 2006-C1 Class A3, 5.5551% 2/15/39 (c)	52,800,000	53,905,479
Series 2006-OMA:
Class H, 5.805% 5/15/23 (c)	2,825,000	2,847,430
Class J, 5.805% 5/15/23 (a)(c)	4,770,000	4,743,636
CSMC Commercial Mortgage Trust floater Series 2006-TFLA Class D, 5.6% 4/15/21 (a)(c)	1,690,000	1,690,366
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	43,585,866	46,361,305
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (a)	6,580,000	6,970,450
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.4401% 5/15/33 (a)(c)(d)	107,705,997	3,413,257
GE Commercial Mortgage Corp. Series 2005-C1 Class B, 4.846% 6/10/48 (c)	2,855,000	2,768,197
Ginnie Mae guaranteed REMIC pass thru securities sequential payer Series 2003-22 Class B, 3.963% 5/16/32	32,548,362	31,436,608
Global Signal Trust III Series 2006-1 Class B, 5.588% 2/15/36	19,225,000	19,423,977
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7661% 5/10/43 (c)(d)	88,445,670	2,115,514
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2004-GG1 Class A4, 4.755% 6/10/36	6,385,000	6,324,414
Series 2005-GG3 Class XP, 0.7928% 8/10/42 (a)(c)(d)	365,346,493	9,659,542
Series 2006-GG7 Class A3, 6.1101% 7/10/38	26,360,000	27,488,875
Series 2007-GG9 Class A1, 5.233% 3/10/39	2,075,000	2,074,961
GS Mortgage Securities Corp. II:
sequential payer Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	15,710,000	16,604,034
Series 2001-LIBA Class C, 6.733% 2/14/16 (a)	4,945,000	5,232,069
Series 2005-GG4 Class XP, 0.7064% 7/10/39 (a)(c)(d)	281,151,536	7,962,183
Series 2006-GG6 Class A2, 5.506% 4/10/38 (c)	83,640,000	84,771,239
GS Mortgage Securities Trust Series 2006-GG8 Class B, 5.662% 11/10/39	6,070,000	6,196,114
Commercial Mortgage Securities - continued
	Principal Amount	Value
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	$ 982,017	$ 1,016,241
Series 2000-HLTA Class D, 7.555% 10/3/15 (a)	18,755,000	19,915,031
Host Marriott Pool Trust sequential payer Series 1999-HMTA:
Class B, 7.3% 8/3/15 (a)	10,585,000	11,083,241
Class D, 7.97% 8/3/15 (a)	2,420,000	2,564,238
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-CB17 Class A3, 5.45% 12/12/43	2,850,000	2,887,660
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	11,425,000	11,242,807
Series 2006-CB14 Class A3B, 5.4864% 12/12/44 (c)	29,740,000	30,269,253
Series 2006-CB15 Class A3, 5.819% 6/12/43 (c)	15,056,000	15,530,722
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (c)	4,750,000	4,698,254
JPMorgan Chase Commercial Securities Trust floater Series 2006-FLA2:
Class A2, 5.45% 11/15/18 (a)(c)	2,340,000	2,340,000
Class B, 5.49% 11/15/18 (a)(c)	1,870,261	1,870,261
Class C, 5.53% 11/15/18 (a)(c)	1,330,953	1,330,953
Class D, 5.55% 11/15/18 (a)(c)	470,039	470,039
Class E, 5.6% 11/15/18 (a)(c)	702,585	702,585
Class F, 5.65% 11/15/18 (a)(c)	1,053,877	1,053,877
Class G, 5.68% 11/15/18 (a)(c)	915,339	915,339
Class H, 5.82% 11/15/18 (a)(c)	702,585	702,585
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	20,305,000	21,692,368
Series 2001-C2 Class A2, 6.653% 11/15/27	1,920,000	2,022,787
Series 2001-C3 Class A1, 6.058% 6/15/20	2,638,249	2,683,114
Series 2005-C3 Class A2, 4.553% 7/15/30	16,590,000	16,345,803
Series 2006-C1 Class A2, 5.084% 2/15/31	4,797,000	4,799,022
Series 2006-C3 Class A1, 5.478% 3/15/39	2,047,568	2,062,387
Series 2006-C6 Class A1, 5.23% 9/15/39	1,945,749	1,953,335
Series 2007-C1 Class A1, 5.391% 2/15/40 (c)	1,515,000	1,526,693
Series 2000-C5 Class E, 7.29% 12/15/32	700,000	749,557
Series 2001-C3 Class B, 6.512% 6/15/36	19,330,000	20,387,944
Series 2003-C3 Class XCP, 1.2278% 3/11/37 (a)(c)(d)	70,994,087	1,720,194
Series 2004-C4 Class A2, 4.567% 6/15/29 (c)	3,335,000	3,298,115
Series 2005-C3 Class XCP, 0.7573% 7/15/40 (c)(d)	45,267,661	1,337,877
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C6 Class XCP, 0.6468% 9/15/39 (c)(d)	$ 67,183,000	$ 2,232,726
Series 2007-C1:
Class C, 5.533% 2/15/40 (c)	22,000,000	22,244,684
Class D, 5.563% 2/15/40 (c)	4,000,000	4,044,615
Class E, 5.582% 2/15/40 (c)	2,000,000	2,022,198
Class XCP, 0.4571% 2/15/40 (c)(d)	26,180,000	672,192
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	7,430,000	7,398,626
Series 2005-MCP1 Class A2, 4.556% 6/12/43	20,145,000	19,813,437
Series 2005-CKI1 Class A3, 5.2442% 11/12/37 (c)	16,420,000	16,544,595
Series 2005-LC1 Class F, 5.3773% 1/12/44 (a)(c)	8,700,000	8,576,933
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-1 CLass A3, 5.671% 2/12/39	10,640,000	10,822,694
ML-CFC Commercial Mortgage:
sequential payer Series 2006-4 Class ASB, 5.133% 12/12/49 (c)	8,595,000	8,541,132
Series 2006-4 Class A2FL, 5.47% 12/12/49 (c)	4,660,000	4,659,948
ML-CFC Commercial Mtg Series 2006-4 Class XP, 0.683% 12/12/49 (c)(d)	199,130,000	7,021,702
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class MHRO, 6.01% 10/15/20 (a)(c)	1,355,000	1,354,994
Class MJPM, 6.32% 10/15/20 (a)(c)	785,000	784,997
Class MSTR, 6.02% 10/15/20 (a)(c)	675,000	674,997
Class NHRO, 6.21% 10/15/20 (a)(c)	2,085,000	2,084,988
Class NSTR, 6.17% 10/15/20 (a)(c)	615,000	614,997
Series 2006-HQ10 Class A1, 5.131% 11/12/41 (c)	5,173,859	5,172,125
Series 2006-HQ9 Class B, 5.832% 7/12/44 (c)	14,840,000	15,338,740
Series 2006-T23:
Class A1, 5.682% 8/12/41	14,896,605	15,130,434
Class A3, 5.8069% 8/12/41 (c)	5,105,000	5,293,443
Series 2007-HQ11:
Class A1, 5.246% 2/20/44 (c)	2,290,000	2,300,645
Class A31, 5.439% 2/20/44 (c)	5,065,000	5,102,789
Class B, 5.538% 2/20/44 (c)	18,133,000	18,265,456
Series 2007-T25 Class A2, 5.507% 11/12/49	9,830,000	9,983,594
Morgan Stanley Capital I, Inc.:
floater Series 2006-XLF Class F, 5.64% 7/15/19 (a)(c)	2,320,000	2,320,856
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I, Inc.: - continued
sequential payer:
Series 2003-IQ5 Class X2, 0.9235% 4/15/38 (a)(c)(d)	$ 46,878,088	$ 1,326,997
Series 2004-HQ3 Class A2, 4.05% 1/13/41	5,025,000	4,899,958
Series 2003-IQ6 Class X2, 0.5914% 12/15/41 (a)(c)(d)	86,604,525	1,967,352
Series 2005-IQ9 Class X2, 1.0546% 7/15/56 (a)(c)(d)	159,782,033	6,298,720
Series 2006-HQ8 Class A3, 5.4409% 3/12/16 (c)	15,510,000	15,702,087
Series 2006-IQ11 Class A3, 5.7383% 10/15/42 (c)	16,595,000	17,082,150
Morgan Stanley Dean Witter Capital I Trust sequential pay Series 2001-PPM Class A2, 6.4% 2/15/31	1,107,117	1,132,587
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	19,357,000	20,145,109
SBA CMBS Trust Series 2006-1A:
Class B, 5.451% 11/15/36 (a)	640,000	642,700
Class C, 5.559% 11/15/36 (a)	955,000	963,325
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	2,430,000	2,573,236
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (a)	8,500,000	9,073,539
Wachovia Bank Commercial Mortage Trust CTFS Series 2006-C29 Class A3, 5.319% 11/15/48	26,560,000	26,654,437
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class E, 5.82% 9/15/21 (a)(c)	1,985,000	1,985,977
sequential pay:
Series 2003-C8 Class A3, 4.445% 11/15/35	43,550,000	42,631,030
Series 2005-C16 Class A2, 4.38% 10/15/41	9,160,000	8,983,431
Series 2006-C27 Class A2, 5.624% 7/15/45	33,000,000	33,627,373
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	8,090,000	7,967,677
Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	31,460,304	30,730,425
Series 2006-C24 Class A2, 5.506% 3/15/45	74,580,000	75,532,797
Series 2003-C6 Class G, 5.125% 8/15/35 (a)	4,750,000	4,708,144
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (a)(c)	7,690,000	7,548,409
Class 180B, 5.5782% 10/15/41 (a)(c)	3,500,000	3,459,398
Series 2005-C19 Class B, 4.892% 5/15/44	10,000,000	9,683,958
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C22 Class B, 5.356% 12/15/44 (c)	$ 22,174,000	$ 22,289,824
Series 2006-C25 Class AM, 5.7767% 5/15/43 (c)	8,725,000	9,047,514
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,983,869,646)		1,982,169,557
Cash Equivalents - 3.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.34%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) # (Cost $127,641,000)	$ 127,659,918	127,641,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $3,334,571,503)		3,335,362,319
NET OTHER ASSETS - 0.1%		3,275,290
NET ASSETS - 100%		$ 3,338,637,609
Swap Agreements
	Expiration Date	Notional Amount	Value
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	March 2008	$ 30,000,000	$ 0
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 17.5 basis points with Lehman Brothers, Inc.	June 2007	40,000,000	660,200
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 13 basis points with Lehman Brothers, Inc.	August 2007	$ 50,000,000	$ 823,500
Receive monthly a return equal to Lehman Brothers U.S. ABS Floating Rate AA Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	Sept. 2007	10,000,000	0
		$ 130,000,000	$ 1,483,700
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $594,755,105 or 17.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$127,641,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 5,301,218
BNP Paribas Securities Corp.	5,212,865
Banc of America Securities LLC	11,809,379
Bank of America, NA	17,670,728
Barclays Capital, Inc.	31,100,481
Bear Stearns & Co., Inc.	3,534,146
Citigroup Global Markets, Inc.	3,534,146
Countrywide Securities Corp.	17,670,728
Goldman, Sachs & Co.	1,767,073
Societe Generale, New York Branch	5,301,218
UBS Securities LLC	24,739,018
$ 127,641,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $127,641,000) - See accompanying schedule: Unaffiliated issuers (cost $3,334,571,503)		$ 3,335,362,319
Cash		183
Receivable for investments sold		37,853,565
Interest receivable		16,463,112
Swap agreements, at value		1,483,700
Total assets		3,391,162,879

Liabilities
Payable for investments purchased Regular delivery	$ 34,298,850
Delayed delivery	4,560,000
Distributions payable	13,659,943
Other payables and accrued expenses	6,477
Total liabilities		52,525,270

Net Assets		$ 3,338,637,609
Net Assets consist of:
Paid in capital		$ 3,336,363,093
Net unrealized appreciation (depreciation) on investments		2,274,516
Net Assets, for 33,284,524 shares outstanding		$ 3,338,637,609
Net Asset Value, offering price and redemption price per share ($3,338,637,609 ÷ 33,284,524 shares)		$ 100.31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

		For the period October 30, 2006 (commencement of operations) to February 28, 2007 (Unaudited)
Investment Income
Interest		$ 48,825,763

Expenses
Custodian fees and expenses	$ 13,003
Independent directors' compensation	2,652
Total expenses before reductions	15,655
Expense reductions	(8,346)	7,309
Net investment income		48,818,454
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	353,564
Swap agreements	(1,409,740)
Total net realized gain (loss)		(1,056,176)
Change in net unrealized appreciation (depreciation) on: Investment securities	9,435,077
Swap agreements	1,483,700
Total change in net unrealized appreciation (depreciation)		10,918,777
Net gain (loss)		9,862,601
Net increase (decrease) in net assets resulting from operations		$ 58,681,055

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period October 30, 2006 (commencement of operations) to February 28, 2007 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 48,818,454
Net realized gain (loss)	(1,056,176)
Change in net unrealized appreciation (depreciation)	10,918,777
Net increase (decrease) in net assets resulting from operations	58,681,055
Distributions to partners from net investment income	(48,625,318)
Affiliated share transactions Proceeds from sales of shares	999,484,306
Contributions in-kind	2,329,097,566
Net increase (decrease) in net assets resulting from share transactions	3,328,581,872
Total increase (decrease) in net assets	3,338,637,609

Net Assets
Beginning of period	-
End of period	$ 3,338,637,609
Other Information Shares
Sold	9,993,548
Issued for in-kind contributions	23,290,976
Net increase (decrease)	33,284,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended February 28, 2007 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income D	1.761
Net realized and unrealized gain (loss)	.306
Total from investment operations	2.067
Distributions to partners from net investment income	(1.757)
Total distributions	(1.757)
Net asset value, end of period	$ 100.31
Total Return B, C	2.11%
Ratios to Average Net Assets G
Expenses before reductions	-% A, E
Expenses net of fee waivers, if any	-% A, E
Expenses net of all reductions	-% A, E
Net investment income	5.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,338,638
Portfolio turnover rate	51% A, H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period October 30, 2006 (commencement of operations) to February 28, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

1. Organization.

Fidelity 2-5 Year Duration Securitized Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 21,261,427
Unrealized depreciation	(20,173,923)
Net unrealized appreciation (depreciation)	$ 1,087,504
Cost for federal income tax purposes	$ 3,334,274,815

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Swap Agreements - continued

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $849,020,129 and $38,416,566, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Exchange-In-Kind. On October 30, 2006, the investing Funds, completed a non-taxable exchange with the Fund. The investing funds delivered securities with a value, including accrued interest, of $2,329,097,566(which included $8,644,261 of unrealized depreciation)

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Exchange-In-Kind - continued

in exchange for 23,290,976 shares of the Fund, as presented in the accompanying Statement of Changes in Net Assets. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the Fund, in accordance with the Partnership Agreement. At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all the outstanding shares of the Fund.

6. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the Fund's expenses by $2,652. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,694.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity 2-5 Year Duration Securitized Bond Central Fund

On July 20, 2006, the Board of Directors, including the independent Directors (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Directors' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager(s) and the fund's investment objectives and disciplines.

Administrative Services. The Board considered the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute and relative investment performance. The Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except certain operating expenses incurred for services provided by entities not affiliated with FMR, such as fees for custodial services and fees and expenses of the independent Directors.

Based on its review, the Board concluded that the fund's net management fee and projected total expenses were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, managing, administering and servicing the fund and its shareholders.

Semiannual Report

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of Advisory Contracts because the fund pays no advisory fees and FMR bears all other expenses of the fund, except for certain expenses as noted above.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received additional information on the benefits of pooled investments such as the fund. The Board received information explaining that the fund is a centralized vehicle for the management of securities on a pooled basis and that it is expected to improve portfolio management efficiency for those Fidelity funds that invest in it. The Board noted that those Fidelity funds investing in the fund will benefit because combining subportfolios into one centralized fund, such as the fund, should reduce the effect of cash flows overall, potentially reducing portfolio transaction costs for the investing funds. The Board also noted that, for investing funds with smaller subportfolios, the fund can provide better diversification for the investing funds by taking advantage of the larger asset base in a centralized fund.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

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Fidelity® Corporate Bond 1-5 Year Central Fund

Semiannual Report

February 28, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

1.833857.100 458693.1.0

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 6, 2006 to February 28, 2007). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value	Ending Account Value February 28, 2007	Expenses Paid During Period
Actual	$ 1,000.00	$ 1,024.50	$ .01A
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.78	$ .01B

A Actual expenses are equal to the Fund's annualized expense ratio of .0024%; multiplied by the average account value over the period, multiplied by 115/365 (to reflect the period November 6, 2006 to February 28, 2007).

B Hypothetical expenses are equal to the Fund's annualized expense ratio of .0024%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Summary

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2007*
U.S. Government and U.S. Government Agency Obligations 6.1%
AAA 5.9%
AA 15.0%
A 18.4%
BBB 47.3%
BB and Below 1.8%
Not Rated 1.4%
Short-Term Investments and Net Other Assets 4.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Average Years to Maturity as of February 28, 2007

Years	3.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2007

Years	2.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2007*
Corporate Bonds 82.2%
U.S. Government and U.S. Government Agency Obligations 6.1%
Asset-Backed Securities 4.7%
CMOs and Other Mortgage Related Securities 2.6%
Other Investments 0.3%
Short-Term Investments and Net Other Assets 4.1%
* Foreign investments	17.0%
* Futures and Swaps	4.2%

Semiannual Report

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 80.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 1.5%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 8,705,000	$ 8,825,434
5.875% 3/15/11	10,050,000	10,227,805
		19,053,239
Household Durables - 0.4%
Fortune Brands, Inc. 5.125% 1/15/11	6,000,000	5,951,496
Media - 5.9%
Comcast Corp.:
5.5% 3/15/11	18,890,000	19,117,813
5.85% 1/15/10	6,275,000	6,393,353
Cox Communications, Inc.:
4.625% 1/15/10	9,500,000	9,369,812
7.125% 10/1/12	10,000,000	10,863,000
Time Warner Entertainment Co. LP:
8.875% 10/1/12	750,000	870,645
10.15% 5/1/12	500,000	600,739
Time Warner, Inc. 5.5% 11/15/11	20,000,000	20,225,520
Viacom, Inc. 5.75% 4/30/11	9,000,000	9,147,150
		76,588,032
Multiline Retail - 0.3%
Federated Department Stores, Inc.:
6.3% 4/1/09	3,132,000	3,196,566
6.625% 4/1/11	1,195,000	1,246,041
		4,442,607
TOTAL CONSUMER DISCRETIONARY		106,035,374
CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 0.9%
CVS Corp. 5.75% 8/15/11	11,600,000	11,859,098
Food Products - 1.0%
H.J. Heinz Co. 6.428% 12/1/08 (a)(b)	12,360,000	12,579,637
TOTAL CONSUMER STAPLES		24,438,735
ENERGY - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.:
3.25% 5/1/08	2,400,000	2,345,707
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp.:
6.875% 9/15/11	$ 6,000,000	$ 6,373,200
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	12,390,000	12,222,301
Duke Capital LLC 7.5% 10/1/09	680,000	715,921
EnCana Corp. 6.3% 11/1/11	12,000,000	12,478,296
Enterprise Products Operating LP 4.625% 10/15/09	5,000,000	4,934,655
Gazstream SA 5.625% 7/22/13 (a)	2,945,778	2,938,413
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	13,518,000	13,363,300
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	7,700,000	7,785,108
Nexen, Inc. 5.05% 11/20/13	5,200,000	5,083,426
Plains All American Pipeline LP 7.75% 10/15/12	6,430,000	7,134,953
Premcor Refining Group, Inc. 9.5% 2/1/13	1,475,000	1,596,688
		76,971,968
FINANCIALS - 38.7%
Capital Markets - 7.1%
Bank of New York Co., Inc. 3.4% 3/15/13 (b)	7,500,000	7,366,928
Janus Capital Group, Inc. 5.875% 9/15/11	4,642,000	4,706,129
Lehman Brothers Holdings E-Capital Trust I 6.14% 8/19/65 (b)	10,370,000	10,513,946
Lehman Brothers Holdings, Inc.:
3.5% 8/7/08	4,275,000	4,180,446
3.95% 11/10/09	3,538,000	3,444,310
4.5% 7/26/10	10,453,000	10,264,574
Merrill Lynch & Co., Inc. 4.25% 2/8/10	21,840,000	21,321,475
Morgan Stanley 5.66% 1/9/14 (b)	3,250,000	3,249,090
Nuveen Investments, Inc. 5% 9/15/10	11,055,000	10,955,406
Sanwa Bank Ltd. 7.4% 6/15/11	11,277,000	12,237,507
The Bank of New York, Inc. 4.95% 1/14/11	4,265,000	4,257,314
		92,497,125
Commercial Banks - 10.6%
BB&T Corp. 6.5% 8/1/11	835,000	882,517
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	4,240,000	4,172,855
5.125% 2/14/11	23,860,000	23,860,048
First Union National Bank, North Carolina 5.8% 12/1/08	5,500,000	5,569,625
Key Bank NA 7% 2/1/11	6,400,000	6,827,014
Korea Development Bank:
3.875% 3/2/09	18,270,000	17,814,419
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank:
4.75% 7/20/09	$ 8,155,000	$ 8,110,506
M&I Marshall & Ilsley Bank 5.15% 2/22/12	10,250,000	10,276,763
National Australia Bank Ltd. 8.6% 5/19/10	1,275,000	1,407,099
PNC Funding Corp.:
4.2% 3/10/08	2,280,000	2,240,239
4.5% 3/10/10	2,695,000	2,652,300
5.5% 1/31/12 (b)	3,515,000	3,516,656
Santander Issuances SA Unipersonal 5.805% 6/20/16 (a)(b)	9,620,000	9,765,108
Wells Fargo & Co. 4.2% 1/15/10	36,000,000	35,301,777
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	5,100,000	5,474,666
		137,871,592
Consumer Finance - 4.3%
Aiful Corp. 4.45% 2/16/10 (a)	6,500,000	6,298,611
General Electric Capital Corp. 5.5% 4/28/11	16,100,000	16,379,689
HSBC Finance Corp. 5.7% 6/1/11	14,410,000	14,750,609
MBNA America Bank NA 4.625% 8/3/09	5,000,000	4,953,230
Nelnet, Inc. 7.4% 9/29/36 (b)	9,000,000	9,342,945
ORIX Corp. 5.48% 11/22/11	4,555,000	4,576,349
		56,301,433
Diversified Financial Services - 6.4%
AGFC Capital Trust I 6% 1/15/67 (a)(b)	290,000	292,508
BTM Curacao Holding NV 5.6756% 12/19/16 (a)(b)	750,000	747,305
Citigroup, Inc. 5.125% 2/14/11	29,960,000	30,017,224
International Lease Finance Corp. 5.4% 2/15/12	6,000,000	6,076,350
JPMorgan Chase & Co.:
4.891% 9/1/15 (b)	5,380,000	5,333,614
5.6% 6/1/11	21,015,000	21,463,334
Prime Property Funding, Inc. 5.5% 1/15/14 (a)	1,080,000	1,087,425
ZFS Finance USA Trust I 6.15% 12/15/65 (a)(b)	17,990,000	18,398,157
		83,415,917
Insurance - 0.2%
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	2,100,000	2,180,420
Real Estate Investment Trusts - 4.9%
Archstone-Smith Operating Trust 5.25% 12/1/10	3,000,000	2,990,439
Brandywine Operating Partnership LP:
4.5% 11/1/09	10,000,000	9,792,970
5.625% 12/15/10	4,753,000	4,818,477
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust 4.375% 1/15/10	$ 985,000	$ 964,620
Colonial Properties Trust 4.75% 2/1/10	6,186,000	6,097,862
Duke Realty LP:
4.625% 5/15/13	430,000	414,714
5.625% 8/15/11	1,000,000	1,018,328
6.75% 5/30/08	2,195,000	2,228,461
6.8% 2/12/09	4,685,000	4,818,804
Federal Realty Investment Trust 5.4% 12/1/13	640,000	639,121
iStar Financial, Inc. 5.8% 3/15/11	10,095,000	10,235,169
Mack-Cali Realty LP 5.05% 4/15/10	660,000	653,847
Reckson Operating Partnership LP 5.15% 1/15/11	365,000	359,679
Simon Property Group LP:
4.6% 6/15/10	1,325,000	1,304,330
4.875% 8/15/10	1,100,000	1,091,762
5% 3/1/12	8,500,000	8,448,176
United Dominion Realty Trust, Inc. 4.5% 3/3/08	8,500,000	8,437,950
		64,314,709
Real Estate Management & Development - 0.7%
Realogy Corp.:
6.15% 10/15/11 (a)	7,885,000	8,158,767
6.5% 10/15/16 (a)	1,135,000	1,187,721
		9,346,488
Thrifts & Mortgage Finance - 4.5%
Countrywide Financial Corp. 4.5% 6/15/10	2,985,000	2,921,775
Countrywide Home Loans, Inc. 4.125% 9/15/09	3,005,000	2,930,858
Independence Community Bank Corp.:
3.75% 4/1/14 (b)	7,640,000	7,403,848
4.9% 9/23/10	11,200,000	11,012,445
Residential Capital Corp.:
6.375% 6/30/10	19,180,000	19,347,672
7.19% 4/17/09 (a)(b)	7,660,000	7,612,125
Washington Mutual, Inc. 4.2% 1/15/10	7,750,000	7,575,734
		58,804,457
TOTAL FINANCIALS		504,732,141
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.:
3.75% 2/10/09	$ 1,920,000	$ 1,876,245
4.125% 8/15/09	3,345,000	3,272,919
		5,149,164
INDUSTRIALS - 6.1%
Aerospace & Defense - 0.9%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (a)	1,275,000	1,336,672
Raytheon Co. 8.3% 3/1/10	8,990,000	9,791,135
		11,127,807
Airlines - 2.2%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,107,854	1,118,933
6.978% 10/1/12	2,554,944	2,599,656
7.024% 4/15/11	4,465,000	4,630,205
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	7,178,000	7,195,945
6.648% 3/15/19	7,215,375	7,485,951
6.795% 2/2/20	2,193,767	2,199,251
7.056% 3/15/11	705,000	724,388
United Airlines pass thru trust certificates 6.201% 3/1/10	2,837,837	2,866,215
		28,820,544
Commercial Services & Supplies - 1.9%
International Lease Financial Corp. 4.75% 7/1/09	25,245,000	25,074,823
Industrial Conglomerates - 0.9%
Hutchison Whampoa International Ltd. 6.5% 2/13/13 (a)	1,225,000	1,295,562
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (a)	9,660,000	9,800,505
		11,096,067
Road & Rail - 0.2%
Union Pacific Corp. 3.625% 6/1/10	3,345,000	3,187,551
TOTAL INDUSTRIALS		79,306,792
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 1.5%
IT Services - 0.7%
First Data Corp. 3.375% 8/1/08	$ 1,146,000	$ 1,116,534
The Western Union Co. 5.4% 11/17/11	7,835,000	7,856,867
		8,973,401
Office Electronics - 0.8%
Xerox Corp. 9.75% 1/15/09	10,000,000	10,755,910
TOTAL INFORMATION TECHNOLOGY		19,729,311
MATERIALS - 1.5%
Metals & Mining - 0.6%
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	7,690,000	7,891,863
Paper & Forest Products - 0.9%
International Paper Co. 4.25% 1/15/09	11,580,000	11,376,852
TOTAL MATERIALS		19,268,715
TELECOMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 5.1%
Ameritech Capital Funding Corp. 6.25% 5/18/09	6,440,000	6,527,687
British Telecommunications PLC 8.625% 12/15/10	2,974,000	3,328,078
Sprint Capital Corp. 7.625% 1/30/11	16,006,000	17,263,976
Telecom Italia Capital SA:
4% 1/15/10	14,810,000	14,292,864
4.875% 10/1/10	18,035,000	17,730,371
Telefonos de Mexico SA de CV 4.5% 11/19/08	990,000	976,321
Verizon New York, Inc. 6.875% 4/1/12	6,145,000	6,493,673
		66,612,970
Wireless Telecommunication Services - 1.4%
Sprint Nextel Corp. 6% 12/1/16	2,575,000	2,564,968
Vodafone Group PLC 5.5% 6/15/11	15,385,000	15,550,435
		18,115,403
TOTAL TELECOMMUNICATION SERVICES		84,728,373
UTILITIES - 9.8%
Electric Utilities - 4.2%
Commonwealth Edison Co. 5.4% 12/15/11	6,001,000	6,006,965
Entergy Corp. 7.75% 12/15/09 (a)	12,500,000	13,125,000
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp. 6.45% 11/15/11	$ 5,815,000	$ 6,110,321
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150,000	10,592,063
Pepco Holdings, Inc. 4% 5/15/10	9,275,000	8,924,331
Progress Energy, Inc. 7.1% 3/1/11	6,045,000	6,464,239
Sierra Pacific Power Co. 8% 6/1/08	4,015,000	4,132,238
		55,355,157
Gas Utilities - 1.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	2,735,000	2,897,421
NiSource Finance Corp. 7.875% 11/15/10	3,485,000	3,790,753
Texas Eastern Transmission Corp. 7.3% 12/1/10	7,915,000	8,429,435
		15,117,609
Independent Power Producers & Energy Traders - 1.7%
Constellation Energy Group, Inc. 7% 4/1/12	9,530,000	10,292,753
PSEG Power LLC 7.75% 4/15/11	11,000,000	11,993,971
		22,286,724
Multi-Utilities - 2.7%
Dominion Resources, Inc.:
4.75% 12/15/10	13,875,000	13,680,944
6.3% 9/30/66 (b)	14,345,000	14,614,743
DTE Energy Co. 7.05% 6/1/11	6,255,000	6,693,400
		34,989,087
TOTAL UTILITIES		127,748,577
TOTAL NONCONVERTIBLE BONDS (Cost $1,041,369,074)		1,048,109,150
U.S. Government and Government Agency Obligations - 5.2%

U.S. Government Agency Obligations - 1.5%
Freddie Mac 3.875% 6/15/08	19,660,000	19,406,248
U.S. Treasury Obligations - 3.7%
U.S. Treasury Notes:
4.5% 11/30/11	31,750,000	31,723,965
4.625% 11/15/09	6,030,000	6,037,302
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.75% 2/15/10	$ 4,000,000	$ 4,021,876
5.125% 5/15/16	7,000,000	7,289,296
TOTAL U.S. TREASURY OBLIGATIONS		49,072,439
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $67,943,301)		68,478,687
Foreign Government and Government Agency Obligations - 0.3%

Israeli State 4.625% 6/15/13 (Cost $3,359,571)	3,500,000	3,361,964
Fixed-Income Funds - 12.9%
	Shares
Fidelity Ultra-Short Central Fund (c) (Cost $168,482,522)	1,693,263	168,191,814
Cash Equivalents - 0.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.34%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) # (Cost $5,489,000)	$ 5,489,814	5,489,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,286,643,468)		1,293,630,615
NET OTHER ASSETS - 0.8%		10,629,333
NET ASSETS - 100%		$ 1,304,259,948
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps
Receive from Goldman Sachs, upon default event of First Data Corp., par value of the notional amount of First Data Corp. 5.625% 11/1/11, and pay quarterly notional amount multiplied by .11%	August 2008	$ 1,146,000	$ 813
Receive quarterly notional amount multiplied by .1% and pay Deutsche Bank upon default event of Morgan Stanley, par value of the notional amount of Morgan Stanley 6.6% 4/1/12	March 2008	6,000,000	(2,557)
Receive quarterly notional amount multiplied by .24% and pay Credit Suisse First Boston upon default event of Bear Stearns Companies, Inc., par value of the notional amount of Bear Stearns Companies, Inc. 5.3% 10/30/15	March 2012	2,000,000	(1,588)
Receive quarterly notional amount multiplied by .25% and pay Lehman Brothers, Inc. upon default event of Goldman Sachs Group, Inc., par value of the notional amount of Goldman Sachs Group, Inc. 6.6% 1/15/12	March 2012	10,000,000	(34,739)
Receive quarterly notional amount multiplied by .265% and pay Deutsche Bank upon default event of Morgan Stanley, par value of the notional amount of Morgan Stanley 6.6% 4/1/12	March 2012	17,435,000	(56,435)
Receive quarterly notional amount multiplied by .32% and pay Citibank upon default event of Motorola, Inc., par value of the notional amount of Motorola, Inc. 6.5% 9/1/25	March 2012	3,200,000	(13,045)
Receive quarterly notional amount multiplied by .35% and pay Citibank upon default event of Goldman Sachs Group, Inc., par value of the notional amount of Goldman Sachs Group, Inc. 6.6% 1/15/12	March 2012	3,200,000	0
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .43% and pay Morgan Stanley, Inc. upon default event of Motorola, Inc., par value of the notional amount of Motorola, Inc. 6.5% 9/1/25	March 2012	$ 800,000	$ 626
Receive quarterly notional amount multiplied by .46% and pay Lehman Brothers, Inc. upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	March 2012	6,000,000	(34,406)
TOTAL CREDIT DEFAULT SWAPS		49,781,000	(141,331)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.903% with Lehman Brothers, Inc.	Nov. 2011	10,000,000	(90,944)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.924% with Bank of America	Dec. 2011	13,000,000	44,168
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.98% with Morgan Stanley, Inc.	Dec. 2013	6,500,000	20,637
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.9825% with Bank of America	Dec. 2011	17,000,000	9,299
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.069% with Goldman Sachs	Nov. 2011	35,000,000	(589,556)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.159% with Bank of America	Nov. 2011	15,000,000	(307,940)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.17% with Deutsche Bank	Jan. 2017	2,000,000	(10,926)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.9525% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Dec. 2008	$ 16,000,000	$ (51,358)
Receive semi-annually a fixed rate equal to 5.066% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2009	5,000,000	76,071
Receive semi-annually a fixed rate equal to 5.139% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Nov. 2008	40,000,000	667,976
Receive semi-annually a fixed rate equal to 5.2875% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2009	30,000,000	129,894
TOTAL INTEREST RATE SWAPS		189,500,000	(102,679)
		$ 239,281,000	$ (244,010)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $111,018,672 or 8.5% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,489,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 227,971
BNP Paribas Securities Corp.	224,171
Banc of America Securities LLC	507,844
Bank of America, NA	759,902
Barclays Capital, Inc.	1,337,426
Bear Stearns & Co., Inc.	151,980
Citigroup Global Markets, Inc.	151,980
Countrywide Securities Corp.	759,902
Goldman, Sachs & Co.	75,990
Societe Generale, New York Branch	227,971
UBS Securities LLC	1,063,863
$ 5,489,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 3,119,541
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ -	$ 239,999,961	$ 71,496,479	$ 168,191,814	1.2%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.0%
Korea (South)	4.1%
Canada	3.4%
United Kingdom	2.9%
Italy	2.5%
Others (individually less than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $5,489,000) - See accompanying schedule: Unaffiliated issuers (cost $1,118,160,946)	$ 1,125,438,801
Fidelity Central Funds (cost $168,482,522)	168,191,814
Total Investments (cost $1,286,643,468)		$ 1,293,630,615
Cash		135,144
Receivable for investments sold		7,315,649
Receivable for swap agreements		33,051
Interest receivable		15,277,279
Distributions receivable from Fidelity Central Funds		683,859
Total assets		1,317,075,597

Liabilities
Payable for investments purchased	$ 7,354,697
Distributions payable	5,210,077
Swap agreements, at value	244,010
Other payables and accrued expenses	6,865
Total liabilities		12,815,649

Net Assets		$ 1,304,259,948
Net Assets consist of:
Paid in capital		$ 1,297,516,811
Net unrealized appreciation (depreciation) on investments		6,743,137
Net Assets, for 12,941,577 shares outstanding		$ 1,304,259,948
Net Asset Value, offering price and redemption price per share ($1,304,259,948 ÷ 12,941,577 shares)		$ 100.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	For the period November 6, 2006 (commencement of operations) to February 28, 2007 (Unaudited)

Investment Income
Interest		$ 18,872,358
Income from Fidelity Central Funds		3,119,541
Total income		21,991,899

Expenses
Custodian fees and expenses	$ 9,619
Independent directors' compensation	941
Total expenses before reductions	10,560
Expense reductions	(1,336)	9,224
Net investment income		21,982,675
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,265,454
Fidelity Central Funds	(20,960)
Swap agreements	299,820
Capital gain distributions from Fidelity Central Funds	28,841
Total net realized gain (loss)		4,573,155
Change in net unrealized appreciation (depreciation) on: Investment securities	4,743,105
Swap agreements	(244,010)
Total change in net unrealized appreciation (depreciation)		4,499,095
Net gain (loss)		9,072,250
Net increase (decrease) in net assets resulting from operations		$ 31,054,925

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period November 6, 2006 (commencement of operations) to February 28, 2007 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 21,982,675
Net realized gain (loss)	4,573,155
Change in net unrealized appreciation (depreciation)	4,499,095
Net increase (decrease) in net assets resulting from operations	31,054,925
Distributions to partners from net investment income	(21,341,466)
Affiliated share transactions Proceeds from sales of shares	100,079,894
Contributions in-kind	1,194,466,595
Net increase (decrease) in net assets resulting from share transactions	1,294,546,489
Total increase (decrease) in net assets	1,304,259,948

Net Assets
Beginning of period	-
End of period	$ 1,304,259,948
Other Information Shares
Sold	996,911
Issued for in-kind contributions	11,944,666
Net increase (decrease)	12,941,577

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended February 28, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income D	1.708
Net realized and unrealized gain (loss)	.731
Total from investment operations	2.439
Distributions to partners from net investment income	(1.659)
Net asset value, end of period	$ 100.78
Total Return B, C	2.45%
Ratios to Average Net Assets E, I
Expenses before reductions	-% A, G
Expenses net of fee waivers, if any	-% A, G
Expenses net of all reductions	-% A, G
Net investment income	5.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,304,260
Portfolio turnover rate F	149% A, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period November 6, 2006 (commencement of operations) to February 28, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

1. Organization.

Fidelity Corporate Bond 1-5 Year Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income and capital gain distributions from other Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount, which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 11,716,282
Unrealized depreciation	(3,817,061)
Net unrealized appreciation (depreciation)	$ 7,899,221
Cost for federal income tax purposes	$ 1,285,731,394

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $758,218,908 and $389,664,033, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM, an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Exchange-In-Kind. On November 6, 2006, the investing Funds, completed a non-taxable exchange with the Fund. The investing funds delivered securities with a value, including accrued interest, of $1,194,466,595 (which included $2,244,042 of unrealized appreciation) in exchange for 11,944,666 shares of the Fund, as presented in the accompanying Statement of Changes in Net Assets. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its partners.

The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the Fund, in accordance with the Partnership Agreement. At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all the outstanding shares of the Fund.

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the fund's expenses by $941.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses During the period, these credits reduced the Fund's custody expenses by $395.

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Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond 1-5 Year Central Fund

On July 20, 2006, the Board of Directors, including the independent Directors (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Directors' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager(s) and the fund's investment objectives and disciplines.

Administrative Services. The Board considered the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute and relative investment performance. The Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except certain operating expenses incurred for services provided by entities not affiliated with FMR, such as fees for custodial services and fees and expenses of the independent Directors.

Based on its review, the Board concluded that the fund's net management fee and projected total expenses were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, managing, administering and servicing the fund and its shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of Advisory Contracts because the fund pays no advisory fees and FMR bears all other expenses of the fund, except for certain expenses as noted above.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received additional information on the benefits of pooled investments such as the fund. The Board received information explaining that the fund is a centralized vehicle for the management of securities on a pooled basis and that it is expected to improve portfolio management efficiency for those Fidelity funds that invest in it. The Board noted that those Fidelity funds investing in the fund will benefit because combining subportfolios into one centralized fund, such as the fund, should reduce the effect of cash flows overall, potentially reducing portfolio transaction costs for the investing funds. The Board also noted that, for investing funds with smaller subportfolios, the fund can provide better diversification for the investing funds by taking advantage of the larger asset base in a centralized fund.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

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Fidelity® Corporate Bond 1-10 Year Central Fund

Semiannual Report

February 28, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

1.833861.100 458662.1.0

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 6, 2006 to February 28, 2007). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value	Ending Account Value February 28, 2007	Expenses Paid During Period
Actual	$ 1,000.00	$ 1,029.40	$ .01A
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.78	$ .01B

A Actual expenses are equal to the Fund's annualized expense ratio of .0027%; multiplied by the average account value over the period, multiplied by 115/365 (to reflect the period November 6, 2006 to February 28, 2007).

B Hypothetical expenses are equal to the Fund's annualized expense ratio of .0027%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Summary

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 28, 2007*
U.S. Government and U.S. Government Agency Obligations 4.3%
AAA 2.4%
AA 11.2%
A 20.7%
BBB 56.2%
BB and Below 2.1%
Not Rated 0.3%
Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Average Years to Maturity as of February 28, 2007

Years	5.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2007

Years	4.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2007*
Corporate Bonds 87.1%
U.S. Government and U.S. Government Agency Obligations 4.3%
Asset-Backed Securities 2.1%
CMOs and Other Mortgage Related Securities 1.1%
Other Investments 2.6%
Short-Term Investments and Net Other Assets 2.8%
* Foreign investments	20.8%
* Futures and Swaps	2.3%

Semiannual Report

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.6%
Auto Components - 0.9%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 45,785,000	$ 46,418,435
5.875% 3/15/11	17,000,000	17,300,764
		63,719,199
Household Durables - 1.0%
Fortune Brands, Inc. 5.125% 1/15/11	34,690,000	34,409,566
Whirlpool Corp. 6.125% 6/15/11	32,155,000	32,945,434
		67,355,000
Media - 3.7%
AOL Time Warner, Inc.:
6.75% 4/15/11	10,400,000	10,971,740
6.875% 5/1/12	19,975,000	21,400,376
BSkyB Finance UK PLC 5.625% 10/15/15 (b)	18,325,000	18,439,293
Comcast Corp.:
4.95% 6/15/16	19,145,000	18,423,865
5.5% 3/15/11	3,125,000	3,162,688
5.85% 1/15/10	500,000	509,431
5.9% 3/15/16	19,000,000	19,559,246
Cox Communications, Inc.:
4.625% 1/15/10	17,520,000	17,279,906
4.625% 6/1/13	55,475,000	53,360,348
Gannett Co., Inc. 5.56% 5/26/09 (c)	20,025,000	20,038,837
Hearst-Argyle Television, Inc. 7% 11/15/07	7,500,000	7,537,245
News America Holdings, Inc. 7.375% 10/17/08	2,000,000	2,062,456
News America, Inc. 4.75% 3/15/10	2,000,000	1,981,202
Time Warner, Inc. 5.875% 11/15/16	50,000,000	51,080,650
Viacom, Inc. 5.75% 4/30/11	10,250,000	10,417,588
		256,224,871
Multiline Retail - 1.0%
Federated Department Stores, Inc. 6.625% 4/1/11	6,806,000	7,096,698
The May Department Stores Co.:
4.8% 7/15/09	30,192,000	29,860,884
5.75% 7/15/14	33,835,000	33,644,610
		70,602,192
TOTAL CONSUMER DISCRETIONARY		457,901,262
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - 2.6%
Beverages - 0.6%
FBG Finance Ltd. 5.125% 6/15/15 (b)	$ 40,810,000	$ 39,139,769
Food & Staples Retailing - 1.0%
CVS Corp.:
5.75% 8/15/11	37,550,000	38,388,717
6.036% 12/10/28 (b)	32,581,036	32,869,052
		71,257,769
Food Products - 0.5%
H.J. Heinz Co. 6.428% 12/1/08 (b)(c)	30,405,000	30,945,297
Tobacco - 0.5%
Altria Group, Inc. 7% 11/4/13	22,895,000	25,146,952
Philip Morris Companies, Inc. 7.65% 7/1/08	11,735,000	12,062,043
		37,208,995
TOTAL CONSUMER STAPLES		178,551,830
ENERGY - 9.5%
Energy Equipment & Services - 1.4%
Kinder Morgan, Inc. 6.5% 9/1/12	18,350,000	18,829,577
Noble Drilling Corp. 5.875% 6/1/13	18,725,000	19,139,309
Petronas Capital Ltd. 7% 5/22/12 (b)	42,845,000	46,436,825
Weatherford International Ltd. 4.95% 10/15/13	14,255,000	13,759,354
		98,165,065
Oil, Gas & Consumable Fuels - 8.1%
Amerada Hess Corp. 6.65% 8/15/11	16,526,000	17,445,292
Anadarko Petroleum Corp.:
5.95% 9/15/16	44,415,000	45,026,239
6.875% 9/15/11	15,400,000	16,357,880
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	33,730,000	33,273,464
Duke Capital LLC:
4.37% 3/1/09	13,045,000	12,833,006
6.25% 2/15/13	33,795,000	34,682,558
Duke Energy Field Services 5.375% 10/15/15 (b)	10,000,000	9,845,950
Empresa Nacional de Petroleo 6.75% 11/15/12 (b)	13,864,000	14,808,776
Enbridge Energy Partners LP 5.875% 12/15/16	14,780,000	15,012,416
EnCana Holdings Finance Corp. 5.8% 5/1/14	23,635,000	24,269,836
Enterprise Products Operating LP 4.625% 10/15/09	15,930,000	15,721,811
Gazstream SA 5.625% 7/22/13 (b)	15,768,574	15,729,153
Kinder Morgan Energy Partners LP 5.35% 8/15/07	8,570,000	8,562,887
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Finance Co. ULC:
5.35% 1/5/11	$ 53,460,000	$ 52,848,204
5.7% 1/5/16	10,975,000	10,445,983
Nakilat, Inc. 6.067% 12/31/33 (b)	27,140,000	27,192,652
Nexen, Inc.:
5.05% 11/20/13	31,465,000	30,759,618
5.2% 3/10/15	7,435,000	7,286,278
Pemex Project Funding Master Trust:
5.75% 12/15/15	1,250,000	1,243,750
6.125% 8/15/08	42,500,000	42,755,000
6.66% 6/15/10 (b)(c)	17,420,000	17,872,920
Plains All American Pipeline LP:
6.125% 1/15/17 (b)	29,395,000	30,228,084
7.75% 10/15/12	10,407,000	11,547,971
Premcor Refining Group, Inc. 9.5% 2/1/13	10,155,000	10,992,788
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	24,445,000	27,476,571
Ras Laffan LNG III 5.832% 9/30/16 (b)	26,775,000	27,179,035
		561,398,122
TOTAL ENERGY		659,563,187
FINANCIALS - 40.0%
Capital Markets - 4.5%
Bank of New York Co., Inc.:
3.4% 3/15/13 (c)	27,850,000	27,355,857
4.25% 9/4/12 (c)	11,185,000	11,139,734
Franklin Resources, Inc. 3.7% 4/15/08	1,135,000	1,115,218
Goldman Sachs Group, Inc.:
5.25% 10/15/13	35,455,000	35,425,537
5.625% 1/15/17	23,830,000	23,855,856
Janus Capital Group, Inc. 5.875% 9/15/11	14,864,000	15,069,346
Lazard Group LLC 7.125% 5/15/15	11,265,000	12,037,013
Legg Mason, Inc. 6.75% 7/2/08	30,865,000	31,386,927
Lehman Brothers Holdings E-Capital Trust I 6.14% 8/19/65 (c)	28,955,000	29,356,924
Merrill Lynch & Co., Inc. 4.25% 2/8/10	30,985,000	30,249,354
Morgan Stanley:
5.05% 1/21/11	24,915,000	24,877,129
5.45% 1/9/17	9,500,000	9,436,597
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
5.66% 1/9/14 (c)	$ 35,030,000	$ 35,020,192
Nuveen Investments, Inc.:
5% 9/15/10	3,205,000	3,176,126
5.5% 9/15/15	12,475,000	12,349,489
Scotland International Finance No. 2 BV yankee 7.7% 8/15/10 (b)	8,000,000	8,653,048
		310,504,347
Commercial Banks - 6.9%
Bank One Corp. 5.25% 1/30/13	7,610,000	7,642,875
BB&T Corp. 6.5% 8/1/11	4,395,000	4,645,106
Corporacion Andina de Fomento 5.2% 5/21/13	8,835,000	8,708,218
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	2,670,000	2,627,718
5.125% 2/14/11	23,895,000	23,895,048
5.25% 2/10/14 (b)	4,620,000	4,616,627
Key Bank NA 7% 2/1/11	15,405,000	16,432,837
KeyBank NA, Cleveland 5.45% 3/3/16	12,790,000	12,880,233
Korea Development Bank:
3.875% 3/2/09	50,780,000	49,513,750
4.625% 9/16/10	15,000,000	14,760,795
4.75% 7/20/09	7,670,000	7,628,152
5.75% 9/10/13	14,540,000	15,007,737
M&I Marshall & Ilsley Bank 5.15% 2/22/12	54,250,000	54,391,647
PNC Funding Corp.:
5.5% 1/31/12 (c)	20,275,000	20,284,550
7.5% 11/1/09	16,580,000	17,565,366
Rabobank Capital Funding Trust II 5.26% (b)(c)	4,600,000	4,542,633
Santander Issuances SA Unipersonal 5.805% 6/20/16 (b)(c)	34,405,000	34,923,965
SouthTrust Corp. 5.8% 6/15/14	4,410,000	4,525,273
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(c)	24,000,000	24,333,600
Union Planters Corp. 7.75% 3/1/11	7,500,000	8,214,510
UnionBanCal Corp. 5.25% 12/16/13	5,420,000	5,378,835
Wachovia Bank NA 4.875% 2/1/15	51,520,000	50,157,811
Wachovia Corp. 4.875% 2/15/14	20,026,000	19,571,890
Wells Fargo & Co.:
4% 9/10/12 (c)	10,605,000	10,511,305
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.:
4.2% 1/15/10	$ 27,595,000	$ 27,059,795
Woori Bank 6.125% 5/3/16 (b)(c)	27,430,000	28,186,602
		478,006,878
Consumer Finance - 1.7%
Aiful Corp. 4.45% 2/16/10 (b)	300,000	290,705
American Express Co. 6.8% 9/1/66 (c)	10,440,000	11,247,283
Capital One Bank 4.875% 5/15/08	4,045,000	4,024,799
Capital One Financial Corp. 5.7% 9/15/11	19,875,000	20,205,521
Household Finance Corp.:
5.875% 2/1/09	3,500,000	3,557,176
7% 5/15/12	3,830,000	4,152,980
HSBC Finance Corp. 5.25% 1/15/14	8,625,000	8,629,847
MBNA America Bank NA 7.125% 11/15/12	5,675,000	6,232,830
MBNA Corp. 7.5% 3/15/12	13,160,000	14,582,872
Nelnet, Inc. 7.4% 9/29/36 (c)	22,000,000	22,838,310
ORIX Corp. 5.48% 11/22/11	24,050,000	24,162,722
		119,925,045
Diversified Financial Services - 6.5%
AGFC Capital Trust I 6% 1/15/67 (b)(c)	1,525,000	1,538,188
Allstate Life Global Funding II 4.25% 9/10/08 (b)	6,525,000	6,441,832
Bank of America Corp.:
4.5% 8/1/10	52,688,000	51,836,720
7.4% 1/15/11	45,500,000	49,251,384
BTM Curacao Holding NV 5.6756% 12/19/16 (b)(c)	3,800,000	3,786,343
Citigroup, Inc.:
5% 9/15/14	32,500,000	31,906,030
5.1% 9/29/11	21,263,000	21,313,712
5.125% 2/14/11	16,880,000	16,912,241
HSBC Finance Capital Trust IX 5.911% 11/30/35 (c)	10,000,000	10,203,250
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(c)	20,936,000	21,674,769
International Lease Finance Corp.:
4.375% 11/1/09	21,415,000	21,028,631
5.4% 2/15/12	23,440,000	23,738,274
J.P. Morgan & Co., Inc. 6.25% 1/15/09	2,850,000	2,905,173
JPMorgan Chase & Co.:
4.891% 9/1/15 (c)	6,715,000	6,657,103
5.6% 6/1/11	34,785,000	35,527,103
5.75% 1/2/13	37,830,000	38,925,708
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	$ 29,290,000	$ 29,741,417
Prime Property Funding II 6.25% 5/15/07 (b)	12,100,000	12,119,058
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	8,920,000	8,671,141
5.5% 1/15/14 (b)	5,685,000	5,724,084
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(c)	19,010,000	19,441,299
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(c)	26,600,000	27,340,065
		446,683,525
Insurance - 3.2%
American International Group, Inc. 4.25% 5/15/13	26,500,000	25,179,505
Assurant, Inc. 5.625% 2/15/14	6,090,000	6,148,306
Axis Capital Holdings Ltd. 5.75% 12/1/14	4,570,000	4,591,621
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(c)	1,960,000	2,110,259
Lincoln National Corp. 7% 5/17/66 (c)	24,720,000	26,441,699
Marsh & McLennan Companies, Inc.:
5.15% 9/15/10	9,300,000	9,249,315
7.125% 6/15/09	14,229,000	14,773,900
MetLife, Inc. 6.125% 12/1/11	10,000,000	10,444,450
Metropolitan Life Global Funding I 4.625% 8/19/10 (b)	27,000,000	26,635,446
Principal Life Global Funding I 6.25% 2/15/12 (b)	13,690,000	14,357,949
Prudential Financial, Inc. 3.75% 5/1/08	2,365,000	2,329,802
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(c)	27,351,000	26,984,825
Symetra Financial Corp. 6.125% 4/1/16 (b)	35,710,000	36,568,468
The St. Paul Travelers Companies, Inc.:
6.38% 12/15/08	2,200,000	2,240,852
8.125% 4/15/10	10,225,000	11,139,360
		219,195,757
Real Estate Investment Trusts - 11.8%
AMB Property LP 5.9% 8/15/13	29,030,000	29,769,917
Archstone-Smith Operating Trust:
5.25% 12/1/10	13,625,000	13,581,577
5.25% 5/1/15	22,350,000	22,184,342
Arden Realty LP:
5.2% 9/1/11	10,960,000	11,029,311
5.25% 3/1/15	1,210,000	1,207,639
AvalonBay Communities, Inc. 5.5% 1/15/12	14,205,000	14,399,537
Boston Properties, Inc. 6.25% 1/15/13	20,580,000	21,631,370
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP:
4.5% 11/1/09	$ 26,690,000	$ 26,137,437
5.625% 12/15/10	33,380,000	33,839,843
5.75% 4/1/12	24,421,000	24,871,470
BRE Properties, Inc.:
4.875% 5/15/10	21,140,000	20,992,105
5.75% 9/1/09	5,000,000	5,042,705
Camden Property Trust:
4.375% 1/15/10	9,150,000	8,960,687
5% 6/15/15	18,605,000	18,121,977
5.375% 12/15/13	5,370,000	5,366,923
5.875% 11/30/12	24,210,000	24,872,846
Colonial Properties Trust:
4.75% 2/1/10	47,949,000	47,265,823
5.5% 10/1/15	27,155,000	26,827,646
6.25% 6/15/14	3,000,000	3,115,137
Developers Diversified Realty Corp.:
3.875% 1/30/09	16,715,000	16,277,000
4.625% 8/1/10	24,655,000	24,195,702
5% 5/3/10	18,340,000	18,215,985
5.25% 4/15/11	19,905,000	19,891,007
5.375% 10/15/12	10,520,000	10,552,570
Duke Realty LP:
4.625% 5/15/13	5,130,000	4,947,634
5.625% 8/15/11	9,135,000	9,302,426
5.95% 2/15/17	12,330,000	12,763,979
Equity One, Inc. 6.25% 1/15/17	4,040,000	4,165,398
Federal Realty Investment Trust:
5.4% 12/1/13	3,380,000	3,375,356
6% 7/15/12	24,000,000	24,692,928
6.2% 1/15/17	5,075,000	5,296,955
Heritage Property Investment Trust, Inc.:
4.5% 10/15/09	26,745,000	26,217,294
5.125% 4/15/14	12,250,000	12,049,737
HRPT Properties Trust 5.75% 11/1/15	7,280,000	7,379,714
iStar Financial, Inc.:
5.15% 3/1/12	14,155,000	13,923,268
5.375% 4/15/10	4,240,000	4,235,858
5.65% 9/15/11	26,790,000	27,016,483
5.8% 3/15/11	22,040,000	22,346,025
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Liberty Property LP:
5.125% 3/2/15	$ 6,940,000	$ 6,812,707
5.5% 12/15/16	4,165,000	4,177,841
Mack-Cali Realty LP:
5.05% 4/15/10	5,675,000	5,622,098
7.25% 3/15/09	23,865,000	24,750,845
Reckson Operating Partnership LP 5.15% 1/15/11	1,935,000	1,906,794
Simon Property Group LP:
4.6% 6/15/10	8,970,000	8,830,068
4.875% 8/15/10	5,520,000	5,478,661
5.6% 9/1/11	30,115,000	30,687,968
5.625% 8/15/14	11,450,000	11,672,806
5.75% 5/1/12	19,000,000	19,501,809
7.75% 1/20/11	6,720,000	7,331,560
Tanger Properties LP:
6.15% 11/15/15	20,200,000	20,633,896
9.125% 2/15/08	1,125,000	1,170,698
United Dominion Realty Trust, Inc. 5.25% 1/15/15	9,905,000	9,722,550
Washington (REIT) 5.95% 6/15/11	29,760,000	30,394,334
		814,758,246
Real Estate Management & Development - 2.2%
Colonial Realty LP 6.05% 9/1/16	26,125,000	26,853,443
Post Apartment Homes LP:
5.45% 6/1/12	11,090,000	10,969,418
6.3% 6/1/13	19,615,000	20,325,789
Realogy Corp.:
6.15% 10/15/11 (b)	23,400,000	24,212,448
6.5% 10/15/16 (b)	47,520,000	49,727,304
Regency Centers LP:
4.95% 4/15/14	5,000,000	4,870,375
5.25% 8/1/15	17,455,000	17,121,121
		154,079,898
Thrifts & Mortgage Finance - 3.2%
Countrywide Financial Corp.:
4.5% 6/15/10	8,600,000	8,417,843
6.25% 5/15/16	14,349,000	14,603,996
Countrywide Home Loans, Inc.:
3.25% 5/21/08	4,111,000	4,012,644
4.125% 9/15/09	15,687,000	15,299,955
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Independence Community Bank Corp.:
3.5% 6/20/13 (c)	$ 3,030,000	$ 2,962,819
3.75% 4/1/14 (c)	34,515,000	33,448,141
4.9% 9/23/10	21,280,000	20,923,645
Residential Capital Corp.:
6% 2/22/11	13,760,000	13,688,104
6.125% 11/21/08	17,645,000	17,713,992
6.875% 6/30/15	12,525,000	12,910,770
7.19% 4/17/09 (b)(c)	42,017,000	41,754,394
Washington Mutual, Inc.:
4.625% 4/1/14	32,364,000	30,611,457
5.7606% 9/17/12 (c)	7,500,000	7,513,328
		223,861,088
TOTAL FINANCIALS		2,767,014,784
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp. 6% 6/15/11	10,609,000	10,811,749
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.:
3.375% 8/15/07	9,080,000	9,000,786
3.75% 2/10/09	17,550,000	17,150,053
4.125% 8/15/09	8,564,000	8,379,454
		34,530,293
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	7,840,000	7,757,210
TOTAL HEALTH CARE		53,099,252
INDUSTRIALS - 4.7%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (b)	21,605,000	21,301,342
6.4% 12/15/11 (b)	6,693,000	7,016,740
Raytheon Co. 8.3% 3/1/10	810,000	882,182
		29,200,264
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - 3.0%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	$ 2,304,385	$ 2,327,429
6.978% 10/1/12	5,984,355	6,089,081
7.024% 4/15/11	23,155,000	24,011,735
7.858% 4/1/13	44,460,000	48,461,400
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	36,244,058	37,603,210
6.795% 2/2/20	952,269	954,650
6.82% 5/1/18	1,991,614	2,071,278
6.9% 7/2/19	8,051,827	8,474,547
7.056% 3/15/11	12,310,000	12,648,525
U.S. Airways pass thru trust certificates 6.85% 7/30/19	18,883,895	19,450,411
United Airlines pass thru trust certificates:
6.071% 9/1/14	12,472,040	12,565,581
6.201% 3/1/10	7,936,714	8,016,081
6.602% 9/1/13	22,295,652	22,518,608
		205,192,536
Commercial Services & Supplies - 0.0%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	2,580,000	2,513,457
Industrial Conglomerates - 0.8%
Hutchison Whampoa International Ltd. 6.5% 2/13/13 (b)	31,145,000	32,939,014
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (b)	23,540,000	23,882,389
		56,821,403
Road & Rail - 0.5%
Canadian Pacific Railway Co. yankee 6.25% 10/15/11	2,700,000	2,814,280
Norfolk Southern Corp. 6% 4/30/08	9,250,000	9,330,928
Union Pacific Corp. 3.625% 6/1/10	19,025,000	18,129,493
		30,274,701
TOTAL INDUSTRIALS		324,002,361
INFORMATION TECHNOLOGY - 1.0%
IT Services - 0.5%
First Data Corp. 3.375% 8/1/08	6,040,000	5,884,700
The Western Union Co. 5.4% 11/17/11	29,900,000	29,983,451
		35,868,151
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Xerox Corp. 9.75% 1/15/09	$ 9,500,000	$ 10,218,115
Semiconductors & Semiconductor Equipment - 0.4%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	16,350,000	16,487,765
6.375% 8/3/15	10,000,000	10,276,070
		26,763,835
TOTAL INFORMATION TECHNOLOGY		72,850,101
MATERIALS - 1.2%
Construction Materials - 0.2%
CRH America, Inc. 6% 9/30/16	15,000,000	15,450,150
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (b)	5,315,000	5,474,450
Metals & Mining - 0.5%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	16,380,000	17,310,777
Vale Overseas Ltd. 6.25% 1/23/17	19,000,000	19,531,240
		36,842,017
Paper & Forest Products - 0.4%
International Paper Co.:
4.25% 1/15/09	23,315,000	22,905,985
5.85% 10/30/12	1,216,000	1,245,623
		24,151,608
TOTAL MATERIALS		81,918,225
TELECOMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 6.4%
Ameritech Capital Funding Corp. 6.25% 5/18/09	10,640,000	10,784,874
AT&T Broadband Corp. 8.375% 3/15/13	21,152,000	24,432,548
BellSouth Corp. 4.2% 9/15/09	9,835,000	9,635,605
British Telecommunications PLC 8.625% 12/15/10	9,390,000	10,507,955
Deutsche Telekom International Finance BV 5.25% 7/22/13	20,035,000	19,849,917
Embarq Corp. 7.082% 6/1/16	1,837,000	1,899,570
KT Corp. 5.875% 6/24/14 (b)	8,420,000	8,718,548
SBC Communications, Inc.:
4.125% 9/15/09	5,000,000	4,887,525
5.1% 9/15/14	17,750,000	17,475,496
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.:
5.875% 2/1/12	$ 22,365,000	$ 23,015,866
5.875% 8/15/12	8,000,000	8,251,384
Sprint Capital Corp.:
7.625% 1/30/11	13,750,000	14,830,668
8.75% 3/15/32	9,925,000	12,110,822
Telecom Italia Capital SA:
4% 1/15/10	30,045,000	28,995,889
4.875% 10/1/10	340,000	334,257
4.95% 9/30/14	46,075,000	43,614,503
Telefonica Emisiones SAU 6.421% 6/20/16	33,965,000	35,703,974
Telefonos de Mexico SA de CV 4.75% 1/27/10	68,055,000	67,222,687
TELUS Corp. yankee 7.5% 6/1/07	48,080,000	48,302,082
Verizon Global Funding Corp. 7.25% 12/1/10	27,480,000	29,422,699
Verizon New York, Inc. 6.875% 4/1/12	23,384,000	24,710,832
		444,707,701
Wireless Telecommunication Services - 2.8%
America Movil SA de CV 4.125% 3/1/09	9,945,000	9,737,329
AT&T Wireless Services, Inc.:
7.875% 3/1/11	19,560,000	21,486,367
8.125% 5/1/12	22,310,000	25,253,648
Sprint Nextel Corp. 6% 12/1/16	56,250,000	56,030,850
Vodafone Group PLC:
5% 12/16/13	26,375,000	25,836,027
5.5% 6/15/11	26,770,000	27,057,858
5.625% 2/27/17	29,015,000	29,021,093
		194,423,172
TOTAL TELECOMMUNICATION SERVICES		639,130,873
UTILITIES - 10.7%
Electric Utilities - 3.7%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	37,155,000	37,563,742
Commonwealth Edison Co. 5.4% 12/15/11	5,292,000	5,297,260
Exelon Corp.:
4.9% 6/15/15	26,185,000	24,978,448
6.75% 5/1/11	7,010,000	7,351,037
FirstEnergy Corp. 6.45% 11/15/11	16,146,000	16,965,991
FPL Group Capital, Inc. 6.35% 10/1/66 (c)	8,595,000	8,841,410
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Oncor Electric Delivery Co. 6.375% 5/1/12	$ 5,720,000	$ 5,969,123
Pepco Holdings, Inc.:
4% 5/15/10	18,255,000	17,564,815
6.45% 8/15/12	30,525,000	32,056,439
Progress Energy, Inc.:
5.625% 1/15/16	10,000,000	10,154,650
7.1% 3/1/11	27,698,000	29,618,939
Southern California Edison Co.:
4.65% 4/1/15	2,685,000	2,579,659
5% 1/15/14	3,105,000	3,068,994
TXU Energy Co. LLC 7% 3/15/13	50,309,000	52,429,373
		254,439,880
Gas Utilities - 0.9%
Consolidated Natural Gas Co. 6.85% 4/15/11	6,080,000	6,441,067
NiSource Finance Corp.:
5.25% 9/15/17	6,450,000	6,183,473
5.4% 7/15/14	11,024,000	10,897,356
7.875% 11/15/10	8,360,000	9,093,456
Texas Eastern Transmission Corp. 7.3% 12/1/10	25,370,000	27,018,923
		59,634,275
Independent Power Producers & Energy Traders - 2.1%
Constellation Energy Group, Inc. 7% 4/1/12	49,952,000	53,950,008
Duke Capital LLC 5.668% 8/15/14	16,820,000	16,710,485
Exelon Generation Co. LLC 5.35% 1/15/14	12,500,000	12,356,638
PPL Energy Supply LLC 5.7% 10/15/35	64,565,000	64,334,955
		147,352,086
Multi-Utilities - 4.0%
CenterPoint Energy, Inc. 5.95% 2/1/17	24,630,000	25,085,877
Dominion Resources, Inc.:
4.75% 12/15/10	32,170,000	31,720,070
6.3% 9/30/66 (c)	32,410,000	33,019,438
7.5% 6/30/66 (c)	43,305,000	47,554,563
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	22,130,000	22,839,289
National Grid PLC 6.3% 8/1/16	65,120,000	68,647,420
PSEG Funding Trust I 5.381% 11/16/07	20,722,000	20,719,803
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy 7.95% 3/1/10	$ 14,454,000	$ 15,541,143
WPS Resources Corp. 6.11% 12/1/66 (c)	13,865,000	14,033,834
		279,161,437
TOTAL UTILITIES		740,587,678
TOTAL NONCONVERTIBLE BONDS (Cost $5,906,055,814)		5,974,619,553
U.S. Treasury Obligations - 3.8%

U.S. Treasury Notes:
4.25% 8/15/15	8,100,000	7,929,770
4.5% 11/30/11	215,770,000	215,593,069
5.125% 5/15/16	38,436,000	40,024,483
TOTAL U.S. TREASURY OBLIGATIONS (Cost $260,305,537)		263,547,322
Foreign Government and Government Agency Obligations - 1.3%

Chilean Republic 7.125% 1/11/12	24,915,000	27,022,809
Israeli State:
4.625% 6/15/13	10,600,000	10,181,947
5.5% 11/9/16	15,000,000	15,052,320
Korean Republic 4.875% 9/22/14	2,495,000	2,447,588
Saskatchewan Province 7.125% 3/15/08	4,800,000	4,887,408
United Mexican States 5.875% 1/15/14	30,535,000	31,252,573
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $88,076,860)		90,844,645
Supranational Obligations - 0.4%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $23,980,570)	24,180,000	25,727,254
Fixed-Income Funds - 5.7%
	Shares	Value
Fidelity Ultra-Short Central Fund (d) (Cost $394,963,770)	3,970,804	$ 394,419,961
Preferred Securities - 0.9%
	Principal Amount
FINANCIALS - 0.9%
Diversified Financial Services - 0.9%
ING Groep NV 5.775% (a)	$ 8,610,000	8,823,439
MUFG Capital Finance 1 Ltd. 6.346% (c)	51,670,000	53,088,617
TOTAL PREFERRED SECURITIES (Cost $60,235,122)		61,912,056
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.34%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) # (Cost $34,108,000)	$ 34,113,055	34,108,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $6,767,725,673)		6,845,178,791
NET OTHER ASSETS - 1.1%		72,947,689
NET ASSETS - 100%		$ 6,918,126,480
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive from Bank of America, upon default event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	May 2009	$ 8,890,000	(16,764)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Deutsche Bank, upon default event of Boston Scientific Corp., par value of the notional amount of Boston Scientific Corp. 5.45% 6/15/14, and pay quarterly notional amount multiplied by ..49%

	March 2011	$ 10,609,000	$ (50,101)
Receive from Deutsche Bank, upon default event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15, and pay quarterly notional amount multiplied by .74%	June 2015	10,000,000	23,127
Receive from Deutsche Bank, upon default event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	May 2009	11,135,000	(31,365)
Receive from Goldman Sachs, upon default event of First Data Corp., par value of the notional amount of First Data Corp. 5.625% 11/1/11, and pay quarterly notional amount multiplied by .11%	August 2008	6,040,000	4,285
Receive from Merrill Lynch, Inc. upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	1,035,000	(87,349)
Receive from Merrill Lynch, Inc., upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	1,545,000	(91,447)
Receive from UBS, upon default event of Kinder Morgan, Inc., par value of the notional amount of Kinder Morgan, Inc. 6.5% 9/1/12, and pay quarterly notional amount multiplied by .86%	Dec. 2010	5,000,000	(44,065)
Receive quarterly notional amount multiplied by .1% and pay Deutsche Bank upon default event of Morgan Stanley, par value of the notional amount of Morgan Stanley 6.6% 4/1/12	March 2008	36,000,000	(15,340)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .24% and pay Credit Suisse First Boston upon default event of Bear Stearns Companies, Inc., par value of the notional amount of Bear Stearns Companies, Inc. 5.3% 10/30/15

	March 2012	$ 10,500,000	$ (8,339)
Receive quarterly notional amount multiplied by .25% and pay Lehman Brothers, Inc. upon default event of Goldman Sachs Group, Inc., par value of the notional amount of Goldman Sachs Group, Inc. 6.6% 1/15/12	March 2012	35,000,000	(121,587)
Receive quarterly notional amount multiplied by .265% and pay Deutsche Bank upon default event of Morgan Stanley, par value of the notional amount of Morgan Stanley 6.6% 4/1/12	March 2012	19,565,000	(63,330)
Receive quarterly notional amount multiplied by .32% and pay Citibank upon default event of Motorola, Inc., par value of the notional amount of Motorola, Inc. 6.5% 9/1/25	March 2012	16,800,000	(68,489)
Receive quarterly notional amount multiplied by .35% and pay Citibank upon default event of Goldman Sachs Group, Inc., par value of the notional amount of Goldman Sachs Group, Inc. 6.6% 1/15/12	March 2012	16,800,000	0
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	29,000,000	260,672
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	9,800,000	65,697
Receive quarterly notional amount multiplied by .43% and pay Morgan Stanley, Inc. upon default event of Motorola, Inc., par value of the notional amount of Motorola, Inc. 6.5% 9/1/25	March 2012	4,200,000	3,287
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .68% and pay Lehman Brothers, Inc. upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11

	March 2012	$ 5,700,000	$ 22,878
Receive quarterly notional amount multiplied by 1.8% and pay Deutsche Bank upon default event of Residential Capital Corp., par value of the notional amount of Residential Capital Corp. 6.5% 4/17/13	March 2017	7,110,000	(148,042)
Receive quarterly notional amount multiplied by 1.9% and pay Bank of America upon default event of Residential Capital Corp., par value of the notional amount of Residential Capital Corp. 6.5% 4/17/13	March 2017	2,890,000	(40,278)
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	June 2008	11,391,000	38,458
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	June 2008	20,385,000	68,824
Receive semi-annually notional amount multiplied by .56% and pay JPMorgan Chase, Inc. upon default of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	August 2011	12,000,000	79,309
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	60,255,000	606,702
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	700,000	7,467
TOTAL CREDIT DEFAULT SWAPS		352,350,000	394,210
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.002% with Bank of America	Dec. 2016	$ 14,000,000	$ 112,286
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.071% with Bank of America	Dec. 2016	45,000,000	109,805
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.141% with Deutsche Bank	Nov. 2016	20,000,000	(332,592)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.1625% with Bank of America	Nov. 2016	30,000,000	(558,290)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.17% with Deutsche Bank	Nov. 2016	20,000,000	(378,544)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.272% with Credit Suisse First Boston	Feb. 2009	10,105,000	(42,023)
Receive semi-annually a fixed rate equal to 5.257% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	20,000,000	240,688
TOTAL INTEREST RATE SWAPS		159,105,000	(848,670)
		$ 511,455,000	$ (454,460)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $955,084,288 or 13.8% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$34,108,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 1,416,582
BNP Paribas Securities Corp.	1,392,972
Banc of America Securities LLC	3,155,681
Bank of America, NA	4,721,940
Barclays Capital, Inc.	8,310,617
Bear Stearns & Co., Inc.	944,388
Citigroup Global Markets, Inc.	944,388
Countrywide Securities Corp.	4,721,940
Goldman, Sachs & Co.	472,194
Societe Generale, New York Branch	1,416,582
UBS Securities LLC	6,610,716
$ 34,108,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 3,496,341

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ -	$ 524,999,955	$ 129,994,971	$ 394,419,961	2.9%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.2%
United Kingdom	3.4%
Canada	3.2%
Korea (South)	2.1%
Cayman Islands	1.8%
Mexico	1.6%
Qatar	1.2%
Spain	1.1%
Italy	1.0%
Australia	1.0%
Others (individually less than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $34,108,000) - See accompanying schedule: Unaffiliated issuers (cost $6,372,761,903)	$ 6,450,758,830
Fidelity Central Funds (cost $394,963,770)	394,419,961
Total Investments (cost $6,767,725,673)		$ 6,845,178,791
Cash		474
Receivable for investments sold		31,974,690
Interest receivable		90,741,785
Distributions receivable from Fidelity Central Funds		1,219,464
Total assets		6,969,115,204

Liabilities
Payable for investments purchased	$ 21,806,968
Payable for swap agreements	77,536
Distributions payable	28,610,813
Swap agreements, at value	454,460
Other payables and accrued expenses	38,947
Total liabilities		50,988,724

Net Assets		$ 6,918,126,480
Net Assets consist of:
Paid in capital		$ 6,841,127,822
Net unrealized appreciation (depreciation) on investments		76,998,658
Net Assets, for 68,339,568 shares outstanding		$ 6,918,126,480
Net Asset Value, offering price and redemption price per share ($6,918,126,480 ÷ 68,339,568 shares)		$ 101.23

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	For the period November 6, 2006 (commencement of operations) to February 28, 2007 (Unaudited)

Investment Income
Dividends		$ 3,192,490
Interest		112,258,659
Income from Fidelity Central Funds		3,496,341
Total income		118,947,490

Expenses
Custodian fees and expenses	$ 58,112
Independent directors' compensation	5,006
Total expenses before reductions	63,118
Expense reductions	(5,693)	57,425
Net investment income		118,890,065
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,280,439
Fidelity Central Funds	(41,214)
Swap agreements	4,351,723
Capital gain distributions from Fidelity Central Funds	31,656
Total net realized gain (loss)		7,622,604
Change in net unrealized appreciation (depreciation) on: Investment securities	73,239,521
Swap agreements	1,218,555
Total change in net unrealized appreciation (depreciation)		74,458,076
Net gain (loss)		82,080,680
Net increase (decrease) in net assets resulting from operations		$ 200,970,745

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period November 6, 2006 (commencement of operations) to February 28, 2007 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 118,890,065
Net realized gain (loss)	7,622,604
Change in net unrealized appreciation (depreciation)	74,458,076
Net increase (decrease) in net assets resulting from operations	200,970,745
Distributions to partners from net investment income	(117,030,954)
Affiliated share transactions Proceeds from sales of shares	320,418,331
Contributions in-kind	6,794,092,362
Cost of shares redeemed	(280,324,004)
Net increase (decrease) in net assets resulting from share transactions	6,834,186,689
Total increase (decrease) in net assets	6,918,126,480

Net Assets
Beginning of period	-
End of period	$ 6,918,126,480
Other Information Shares
Sold	3,193,978
Issued for in-kind contributions	67,940,842
Redeemed	(2,795,252)
Net increase (decrease)	68,339,568

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended February 28, 2007 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income D	1.748
Net realized and unrealized gain (loss)	1.203
Total from investment operations	2.951
Distributions to partners from net investment income	(1.721)
Net asset value, end of period	$ 101.23
Total Return B, C	2.94%
Ratios to Average Net Assets E, I
Expenses before reductions	-% A, G
Expenses net of fee waivers, if any	-% A, G
Expenses net of all reductions	-% A, G
Net investment income	5.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,918,126
Portfolio turnover rate F	97% A, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period November 6, 2006 (commencement of operations) to February 28, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

1. Organization.

Fidelity Corporate Bond 1-10 Year Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and income and capital gain distributions from other Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount, which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 107,354,416
Unrealized depreciation	(23,783,702)
Net unrealized appreciation (depreciation)	$ 83,570,714
Cost for federal income tax purposes	$ 6,761,608,077

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Swap Agreements - continued

compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities and in-kind transactions, aggregated $1,958,534,372 and $1,858,415,504, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM, an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Exchange-In-Kind. On November, 6, 2006, the investing Funds, completed a non-taxable exchange with the Fund. The investing funds delivered securities with a value, including accrued interest, of $6,794,092,362 (which included $2,540,582 of unrealized appreciation) in exchange for 67,940,842 shares of the Fund, as presented in the accompanying Statement of Changes in Net Assets. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its partners.

The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the Fund, in accordance with the Partnership Agreement. At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all the outstanding shares of the Fund.

Semiannual Report

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the fund's expenses by $5,006.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $687.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond 1-10 Year Central Fund

On July 20, 2006, the Board of Directors, including the independent Directors (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Directors' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager(s) and the fund's investment objectives and disciplines.

Administrative Services. The Board considered the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute and relative investment performance. The Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except certain operating expenses incurred for services provided by entities not affiliated with FMR, such as fees for custodial services and fees and expenses of the independent Directors.

Based on its review, the Board concluded that the fund's net management fee and projected total expenses were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, managing, administering and servicing the fund and its shareholders.

Semiannual Report

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of Advisory Contracts because the fund pays no advisory fees and FMR bears all other expenses of the fund, except for certain expenses as noted above.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received additional information on the benefits of pooled investments such as the fund. The Board received information explaining that the fund is a centralized vehicle for the management of securities on a pooled basis and that it is expected to improve portfolio management efficiency for those Fidelity funds that invest in it. The Board noted that those Fidelity funds investing in the fund will benefit because combining subportfolios into one centralized fund, such as the fund, should reduce the effect of cash flows overall, potentially reducing portfolio transaction costs for the investing funds. The Board also noted that, for investing funds with smaller subportfolios, the fund can provide better diversification for the investing funds by taking advantage of the larger asset base in a centralized fund.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

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Semiannual Report

Fidelity® Mortgage Backed Securities Central Fund

Semiannual Report

February 28, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

1.833865.100 458825.1.0

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 27, 2006 to February 28, 2007). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value	Ending Account Value February 28, 2007	Expenses Paid During Period
Actual	$ 1,000.00	$ 1,013.40	$ .02 A
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.75	$ .05 B

A Actual expenses are equal to the Fund's annualized expense ratio of .0096%; multiplied by the average account value over the period, multiplied by 94/365 (to reflect the period November 27, 2006 to February 28, 2007).

B Hypothetical expenses are equal to the Fund's annualized expense ratio of .0096%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Summary

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Coupon Distribution as of February 28, 2007
% of fund's investments
Less than 4%	2.2
4 - 4.99%	14.6
5 - 5.99%	43.4
6 - 6.99%	22.0
7% and over	4.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of February 28, 2007

Years	4.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2007

Years	2.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2007*
Corporate Bonds 2.0%
U.S. Government and U.S. Government Agency Obligations 116.3%
Asset-Backed Securities 5.5%
CMOs and Other Mortgage Related Securities 4.0%
Short-Term Investments and Net Other Assets (dagger) (27.8)%
* Foreign investments	2.5%
* Futures and Swaps	3.5%

(dagger)Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 28, 2007

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 106.3%
	Principal Amount	Value
Fannie Mae - 81.6%
3.735% 10/1/33 (c)	$ 45,830	$ 45,203
3.75% 1/1/34 (c)	47,926	47,211
3.759% 10/1/33 (c)	3,166,177	3,125,209
3.787% 6/1/34 (c)	15,071,536	14,787,001
3.803% 6/1/33 (c)	1,779,816	1,772,765
3.824% 4/1/33 (c)	141,658	141,262
3.828% 1/1/35 (c)	2	2
3.84% 5/1/34 (c)	36,537,402	35,908,118
3.85% 10/1/33 (c)	40,366,348	39,948,799
3.876% 6/1/33 (c)	8,756,838	8,713,544
3.907% 5/1/33 (c)	5,103,459	5,089,108
3.94% 5/1/34 (c)	5,928,277	5,837,918
3.941% 1/1/35 (c)	104,647	104,292
3.943% 5/1/33 (c)	1,019,164	1,008,848
3.986% 2/1/35 (c)	2,595,277	2,581,919
3.998% 10/1/18 (c)	2,291,165	2,268,799
4% 7/1/18 to 4/1/20	72,764,915	68,910,871
4.014% 1/1/35 (c)	947,680	952,723
4.05% 2/1/35 (c)	2,397,696	2,389,831
4.065% 4/1/33 (c)	1,040,074	1,036,710
4.07% 2/1/35 (c)	1,643,656	1,648,075
4.076% 2/1/35 (c)	4,467,814	4,441,900
4.079% 2/1/35 (c)	1,603,115	1,596,014
4.102% 1/1/35 (c)	4,930,311	4,915,451
4.109% 1/1/35 (c)	1	1
4.116% 2/1/35 (c)	5,752,621	5,740,202
4.126% 2/1/35 (c)	4,519,727	4,541,535
4.137% 1/1/35 (c)	8,818,381	8,788,831
4.175% 1/1/35 (c)	6,751,282	6,639,190
4.208% 1/1/34 (c)	4,923,379	4,877,287
4.25% 2/1/35 (c)	3,352,288	3,300,582
4.258% 1/1/34 (c)	3,627,799	3,597,079
4.279% 3/1/35 (c)	2,911,536	2,907,288
4.281% 10/1/33 (c)	547,692	544,005
4.283% 8/1/33 (c)	5,903,437	5,875,124
4.291% 12/1/33 (c)	1,056,732	1,048,294
4.292% 3/1/33 (c)	1,461,750	1,462,532
4.296% 3/1/33 (c)	352,814	347,275
4.307% 3/1/33 (c)	1,670,899	1,644,099
4.317% 6/1/33 (c)	702,398	702,465
4.345% 5/1/35 (c)	3,569,475	3,550,911
4.347% 1/1/35 (c)	3,612,897	3,564,463
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.355% 4/1/35 (c)	$ 1,697,172	$ 1,685,720
4.364% 2/1/34 (c)	6,715,808	6,668,912
4.397% 10/1/34 (c)	6,614,195	6,547,041
4.402% 2/1/35 (c)	5,148,903	5,079,275
4.416% 5/1/35 (c)	9,119,469	9,104,276
4.421% 5/1/35 (c)	2,898,379	2,880,171
4.429% 3/1/35 (c)	4,689,594	4,628,034
4.448% 8/1/34 (c)	9,386,485	9,327,829
4.469% 12/1/34 (c)	288,381	285,263
4.475% 7/1/34 (c)	18,135,632	17,913,452
4.481% 2/1/35 (c)	2,755,114	2,747,198
4.485% 3/1/35 (c)	6,216,721	6,144,377
4.5% 12/1/17 to 11/1/35 (b)	546,193,050	522,857,928
4.5% 3/1/37 (a)	146,000,000	137,628,550
4.5% 3/1/37 (a)	15,000,000	14,139,920
4.5% 3/13/37 (a)	70,000,000	65,986,291
4.508% 3/1/35 (c)	6,125,191	6,056,797
4.515% 2/1/35 (c)	53,636,764	53,380,863
4.526% 1/1/35 (c)	3,836,329	3,828,112
4.53% 7/1/34 (c)	11,069,481	10,987,578
4.531% 2/1/35 (c)	1,804,928	1,812,125
4.536% 7/1/35 (c)	11,119,133	11,078,415
4.568% 7/1/35 (c)	11,365,860	11,343,231
4.575% 9/1/34 (c)	2,861,100	2,840,194
4.575% 2/1/35 (c)	5,476,385	5,424,655
4.578% 2/1/35 (c)	19,450,398	19,264,219
4.594% 4/1/33 (c)	4,482,250	4,481,587
4.594% 11/1/34 (c)	5,591,646	5,548,025
4.594% 1/1/35 (c)	7,274,688	7,215,443
4.648% 3/1/35 (c)	13,470,775	13,470,263
4.662% 11/1/34 (c)	6,716,591	6,676,640
4.687% 3/1/35 (c)	528,618	528,687
4.697% 11/1/34 (c)	6,128,902	6,093,250
4.715% 10/1/34 (c)	7,905,184	7,865,508
4.723% 7/1/35 (c)	11,991,985	11,846,367
4.727% 7/1/34 (c)	8,881,536	8,849,509
4.736% 12/1/35 (c)	25,134,169	25,035,718
4.743% 12/1/34 (c)	4,819,754	4,792,869
4.746% 5/1/33 (c)	80,929	81,362
4.782% 12/1/34 (c)	3,017,768	3,001,620
4.786% 12/1/35 (c)	5,109,911	5,105,373
4.793% 10/1/34 (c)	100,961	100,555
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.804% 6/1/35 (c)	$ 12,823,248	$ 12,808,629
4.809% 8/1/34 (c)	1,157,350	1,161,983
4.81% 2/1/33 (c)	73,355	73,675
4.813% 11/1/34 (c)	6,292,235	6,265,682
4.859% 10/1/34 (c)	39,367,286	39,261,861
4.95% 8/1/34 (c)	2,274,330	2,273,367
4.988% 2/1/35 (c)	416,430	415,515
5% 6/1/09 to 5/1/36 (b)	698,863,794	682,785,817
5% 3/1/37 (a)	15,838,000	15,355,405
5% 3/1/37 (a)	10,372,000	10,055,958
5% 3/1/37 (a)	136,375,000	132,219,558
5% 3/1/37 (a)	106,900,000	103,642,682
5% 3/13/37 (a)	52,000,000	50,415,524
5.046% 4/1/36 (c)	6,859,547	6,887,952
5.064% 7/1/34 (c)	565,853	565,823
5.07% 5/1/35 (c)	18,508,249	18,546,894
5.071% 9/1/34 (c)	29,315,000	29,339,947
5.088% 9/1/34 (c)	1,228,605	1,229,844
5.11% 7/1/34 (c)	2,459,206	2,464,299
5.142% 3/1/34 (c)	30,130,681	30,213,871
5.158% 5/1/35 (c)	14,238,930	14,245,893
5.167% 3/1/36 (c)	15,915,198	15,950,546
5.168% 5/1/35 (c)	2,803,018	2,803,110
5.172% 8/1/33 (c)	1,725,475	1,731,875
5.176% 3/1/35 (c)	651,011	651,364
5.178% 6/1/35 (c)	13,366,143	13,398,275
5.18% 1/1/37 (c)	7,014,694	7,026,914
5.2% 5/1/35 (c)	21,964,860	21,992,668
5.269% 9/1/35 (c)	1,100,000	1,102,882
5.271% 8/1/34 (c)	9,230,939	9,207,243
5.28% 9/1/36 (c)	22,202,845	22,262,637
5.285% 7/1/35 (c)	647,501	649,605
5.316% 3/1/36 (c)	42,794,871	42,985,137
5.322% 2/1/36 (c)	9,224,591	9,252,227
5.327% 12/1/34 (c)	1,859,971	1,867,604
5.352% 1/1/32 (c)	1,196,038	1,202,016
5.403% 12/1/36 (c)	5,101,687	5,126,002
5.408% 7/1/35 (c)	3,212,081	3,223,869
5.449% 4/1/36 (c)	8,304,181	8,355,044
5.492% 2/1/36 (c)	50,902,623	51,281,542
5.5% 9/1/10 to 5/1/36 (b)	896,433,745	892,440,296
5.5% 3/1/37 (a)	16,436,000	16,294,471
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.5% 3/1/37 (a)	$ 75,000,000	$ 74,354,183
5.5% 3/1/37 (a)	50,370,000	49,936,269
5.5% 3/1/37 (a)(b)	365,485,000	362,337,845
5.5% 3/1/37 (a)	119,321,000	118,293,539
5.5% 3/1/37 (a)	132,700,000	131,557,334
5.5% 3/1/37 (a)	94,000,000	93,190,575
5.5% 3/13/37 (a)(b)	35,000,000	34,698,619
5.569% 9/1/36 (c)	14,377,474	14,490,639
5.6% 2/1/36 (c)	17,927,064	18,066,931
5.616% 1/1/36 (c)	8,121,302	8,198,625
5.696% 11/1/35 (c)	14,834,439	14,964,641
5.726% 3/1/36 (c)	11,320,054	11,437,794
5.729% 9/1/35 (c)	4,755,192	4,803,220
5.748% 4/1/36 (c)	12,930,424	13,077,547
5.807% 2/1/36 (c)	9,931,637	10,053,299
5.855% 1/1/36 (c)	10,787,559	10,940,807
5.902% 3/1/36 (c)	8,562,986	8,658,900
5.91% 3/1/36 (c)	38,841,378	39,454,645
5.95% 12/1/36 (c)	17,160,404	17,432,688
6% 7/1/08 to 4/1/35	486,315,573	492,422,553
6% 3/1/37 (a)	79,600,000	80,255,785
6% 3/1/37 (a)(b)	163,368,000	164,713,907
6% 3/13/37 (a)	100,000,000	100,823,850
6% 3/13/37 (a)	20,000,000	20,164,770
6% 3/13/37 (a)(b)	80,000,000	80,659,080
6.343% 5/1/36 (c)	6,400,344	6,527,257
6.359% 8/1/46 (c)	1,599,610	1,635,809
6.456% 6/1/36 (c)	9,316,378	9,492,960
6.5% 1/1/08 to 2/1/37	472,756,439	484,288,989
6.5% 3/1/37 (a)(b)	21,177,961	21,586,255
6.632% 9/1/36 (c)	38,717,386	39,436,175
7% 5/1/13 to 1/1/37 (b)	80,200,715	83,038,691
7% 3/13/37 (a)	7,609,283	7,817,329
7.5% 1/1/08 to 2/1/37 (a)	35,274,981	36,590,487
8% 11/1/08 to 8/1/29	110,203	114,982
8.5% 1/1/09 to 8/1/23	187,883	200,752
9.5% 12/1/09 to 2/1/25	556,969	609,362
10% 8/1/17	1,970	2,198
10.75% 9/1/10 to 5/1/14	26,840	29,150
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
11.25% 5/1/14	$ 2,156	$ 2,394
12.5% 1/1/15 to 7/1/15	9,170	10,539
		6,272,142,818
Freddie Mac - 18.9%
3.76% 10/1/33 (c)	12,106,270	11,913,332
3.915% 6/1/34 (c)	18,869,780	18,501,744
4% 11/1/14 to 2/1/21	25,738,835	24,395,571
4% 3/1/22 (a)	23,000,000	21,756,045
4.078% 1/1/35 (c)	4,035,987	4,004,773
4.267% 1/1/35 (c)	150,929	149,883
4.278% 3/1/35 (c)	3,886,441	3,863,313
4.279% 5/1/35 (c)	6,715,838	6,668,787
4.297% 12/1/34 (c)	4,827,620	4,745,686
4.321% 2/1/35 (c)	5,380,646	5,360,059
4.342% 3/1/35 (c)	4,271,600	4,199,867
4.38% 2/1/35 (c)	5,296,595	5,209,975
4.422% 6/1/35 (c)	5,861,689	5,820,352
4.426% 2/1/34 (c)	3,778,879	3,744,117
4.431% 3/1/35 (c)	4,487,387	4,412,613
4.452% 3/1/35 (c)	4,749,354	4,678,023
4.478% 3/1/35 (c)	4,589,821	4,519,160
4.5% 4/1/19 to 5/1/19	11,413,121	11,066,310
4.544% 2/1/35 (c)	7,703,982	7,597,290
4.703% 9/1/35 (c)	59,863,161	59,677,944
4.772% 3/1/33 (c)	663,872	671,088
4.772% 10/1/34 (c)	4,234,443	4,203,062
4.824% 9/1/34 (c)	2,109,334	2,096,610
4.994% 4/1/35 (c)	20,893,174	20,885,235
5% 5/1/18 to 7/1/35	54,222,734	52,661,834
5.021% 4/1/35 (c)	539,879	534,919
5.122% 4/1/35 (c)	22,821,287	22,754,398
5.217% 3/1/36 (c)	5,333,570	5,342,152
5.287% 11/1/35 (c)	5,683,121	5,690,765
5.291% 6/1/35 (c)	9,411,041	9,407,709
5.439% 11/1/35 (c)	6,825,541	6,851,731
5.5% 9/1/09 to 7/1/35 (b)	113,148,345	113,103,943
5.5% 3/1/37 (a)	134,555,000	133,422,652
5.5% 3/1/37 (a)(b)	287,000,000	284,584,752
5.5% 3/1/37 (a)	90,000,000	89,242,605
5.55% 1/1/36 (c)	13,137,411	13,190,236
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.592% 1/1/36 (c)	$ 8,529,511	$ 8,574,564
6% 2/1/17 to 8/1/34	130,916,689	132,854,126
6% 3/1/37 (a)	15,600,000	15,735,222
6% 3/1/37 (a)(b)	55,680,000	56,162,640
6.293% 3/1/36 (c)	16,520,091	16,815,718
6.393% 12/1/36 (c)	7,805,250	7,939,586
6.5% 4/1/11 to 2/1/36 (a)	35,416,765	36,213,587
6.517% 10/1/36 (c)	23,128,948	23,422,477
6.519% 10/1/36 (c)	38,057,879	38,579,005
6.598% 7/1/36 (c)	43,090,932	43,770,089
6.604% 7/1/36 (c)	17,968,982	18,196,344
6.624% 12/1/36 (c)	20,646,110	21,045,468
6.641% 7/1/36 (c)	16,039,599	16,356,317
6.704% 8/1/36 (c)	6,098,470	6,218,110
7% 6/1/21 to 2/1/37 (a)	20,068,621	20,662,537
7.5% 9/1/15 to 2/1/37 (a)	8,863,504	9,167,959
8% 7/1/16 to 4/1/32	917,284	958,686
8.5% 9/1/19 to 1/1/28	758,002	821,779
9% 10/1/16	20,206	21,330
9.5% 10/1/08 to 8/1/30	108,873	117,860
10.5% 5/1/09 to 9/1/13	8,644	8,931
11% 8/1/15 to 9/1/20	178,291	198,675
11.5% 10/1/15	6,479	7,341
12% 2/1/13 to 7/1/15	10,989	12,390
13.5% 12/1/14	32,499	37,590
		1,450,826,866
Government National Mortgage Association - 5.8%
3.75% 1/20/34 (c)	23,518,333	23,415,558
4.25% 7/20/34 (c)	3,052,057	3,024,812
5.5% 4/15/29 to 5/15/34	27,703,791	27,691,962
6% 9/15/08 to 10/15/30	8,558,902	8,722,614
6.5% 6/15/23 to 5/15/36	119,778,073	123,065,373
6.5% 3/1/37 (a)	2,199,061	2,256,232
7% 10/15/17 to 1/20/37 (a)	179,791,176	186,344,283
7% 3/1/37 (a)	50,000,000	51,749,865
7.5% 6/15/07 to 1/15/32	15,897,018	16,735,943
8% 4/15/07 to 3/15/32	4,622,928	4,898,417
8.5% 11/15/16 to 1/15/31	857,266	927,832
9% 3/15/10 to 4/15/23	97,742	105,570
9.5% 12/15/20 to 3/15/23	36,933	41,193
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
10.5% 5/20/16 to 1/20/18	$ 167,275	$ 189,599
11% 7/20/13 to 7/20/20	230,739	259,771
		449,429,024
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,191,545,592)		8,172,398,708
Collateralized Mortgage Obligations - 9.3%

Private Sponsor - 0.9%
Banc of America Mortgage Securities, Inc.:
Series 2004-J Class 2A1, 4.7806% 11/25/34 (c)	4,865,816	4,827,171
Series 2005-J Class 2A5, 5.0926% 11/25/35 (c)	13,095,000	13,066,355
GSAMP Trust Series 2007-AR2 Class 2A1, 4.8583% 4/25/35 (c)	5,008,818	4,977,840
JP Morgan Mortgage Trust Series 2007-A1:
Class 3A2, 5.012% 7/25/35 (c)	19,560,992	19,458,688
Class 7A3, 5.302% 7/25/35 (c)	29,063,000	29,121,126
TOTAL PRIVATE SPONSOR		71,451,180
U.S. Government Agency - 8.4%
Fannie Mae:
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	2,590,000	2,706,200
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	4,637,404
Series 2006-45 Class OP, 6/25/36 (f)	10,674,731	8,314,219
Series 2006-53 Class PB, 5.5% 1/25/30	20,373,000	20,591,881
Series 2006-64:
Class MB, 5.5% 9/25/33	14,040,916	14,131,206
Class PB, 5.5% 9/25/33	33,007,700	33,219,953
Series 1993-165 Class SH, 4.6848% 9/25/23 (c)	829,733	822,454
Series 2003-22 6% 4/25/33 (e)	23,120,235	4,746,129
6% 4/25/29	28,812,000	29,572,285
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-63 Class TC, 6% 12/25/31	16,685,000	17,118,501
Series 2005-14 Class ME, 5% 10/25/33	6,813,000	6,621,936
Series 2006-57 Class PC, 5.5% 10/25/32	14,081,000	14,171,147
sequential pay Series 2004-95 Class AN, 5.5% 1/25/25	4,356,319	4,376,396
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
sequential payer:
Series 2003-112 Class AN, 4% 11/25/18	$ 16,358,000	$ 15,152,713
Series 2003-80 Class CG, 6% 4/25/30	3,410,879	3,468,946
Series 2004-3 Class BA, 4% 7/25/17	1,234,098	1,199,273
Series 2004-70 Class GB, 4.5% 1/25/32	5,961,966	5,703,029
Series 2004-86 Class KC, 4.5% 5/25/19	5,567,719	5,461,853
Series 2004-91 Class AH, 4.5% 5/25/29	804,569	788,663
Series 1999-32 Class PL, 6% 7/25/29	19,505,000	20,034,100
Series 1999-33 Class PK, 6% 7/25/29	12,815,000	13,143,028
Series 2001-74 Class QE, 6% 12/25/31	9,904,792	10,134,133
Series 2001-63 Class PG, 6% 12/25/31	10,110,000	10,337,246
Freddie Mac planned amortization class:
Series 2095 Class PE, 6% 11/15/28	25,745,000	26,396,935
Series 3033 Class UD, 5.5% 10/15/30	8,960,000	9,053,280
Series 3036 Class ND, 5% 5/15/34	28,162,000	27,404,918
Series 3178:
Class PB, 5.5% 4/15/30	23,374,000	23,643,222
Class PC, 5.5% 12/15/32	7,453,000	7,512,418
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (f)	12,507,460	9,094,169
Series 2121 Class MG, 6% 2/15/29	10,542,927	10,817,000
Series 2137 Class PG, 6% 3/15/29	10,914,432	11,203,263
Series 2154 Class PT, 6% 5/15/29	13,723,684	14,117,692
Series 2425 Class JH, 6% 3/15/17	7,391,886	7,567,803
Series 2625 Class QX, 2.25% 3/15/22	1,397,229	1,378,010
Series 2640 Class QG, 2% 4/15/22	1,759,942	1,730,861
Series 2665 Class PB, 3.5% 6/15/23	1,873,233	1,839,540
Series 2702 Class WB, 5% 4/15/17	9,605,000	9,628,745
Series 2750 Class NE, 5% 4/15/32	21,352,000	20,882,186
Series 2836 Class EG, 5% 12/15/32	40,221,000	39,204,193
Series 2952 Class EC, 5.5% 11/15/28	11,757,000	11,873,685
Series 3018 Class UD, 5.5% 9/15/30	10,540,000	10,655,200
Series 3049 Class DB, 5.5% 6/15/31	11,205,000	11,324,184
Series 3075 Class PB, 5.5% 7/15/30	18,780,000	19,008,440
Series 3078 Class PB, 5.5% 7/15/29	32,145,000	32,509,547
Series 3159 Class TC, 5.5% 6/15/32	7,522,000	7,581,510
Series 3258 Class PM, 5.5% 12/15/36	14,987,079	15,149,764
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2274 Class ZM, 6.5% 1/15/31	$ 3,859,380	$ 4,035,009
Series 2502 Class ZC, 6% 9/15/32	5,750,849	5,867,135
Series 2675 Class CB, 4% 5/15/16	562,623	549,284
Series 2683 Class JA, 4% 10/15/16	580,994	566,312
Series 2750 Class ZT, 5% 2/15/34	11,928,320	10,909,237
Series 2902 Class LZ, 5.5% 9/15/31	28,116,856	28,044,179
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 1993-13 Class PD, 6% 5/20/29	15,024,000	15,444,323
TOTAL U.S. GOVERNMENT AGENCY		641,444,739
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $699,903,857)		712,895,919
Commercial Mortgage Securities - 0.5%

Ginnie Mae guaranteed Multi-family pass thru securities sequential payer Series 2002-35 Class C, 5.8867% 10/16/23 (c)	2,929,756	2,974,288
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-59 Class D, 3.654% 10/16/27	35,005,000	33,136,839
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $38,128,462)		36,111,127
Fixed-Income Funds - 15.0%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $1,155,014,723)	11,610,421	1,153,263,118
Cash Equivalents - 3.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
5.29%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Treasury Obligations) #	$ 12,421,824	$ 12,420,000
5.34%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) #	246,969,598	246,933,000
TOTAL CASH EQUIVALENTS (Cost $259,353,000)		259,353,000
TOTAL INVESTMENT PORTFOLIO - 134.5% (Cost $10,343,945,634)		10,334,021,872
NET OTHER ASSETS - (34.5)%		(2,648,970,024)
NET ASSETS - 100%		$ 7,685,051,848
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.993% with Bank of America	Dec. 2009	$ 60,000,000	$ 26,694
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Dec. 2016	58,000,000	(1,061,006)
Receive semi-annually a fixed rate equal to 5.055% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2016	185,000,000	1,822,509
		$ 303,000,000	$ 788,197
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$12,420,000 due 3/01/07 at 5.29%
Barclays Capital, Inc.	$ 5,002,500
Credit Suisse Securities (USA) LLC	7,417,500
$ 12,420,000
$246,933,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 10,255,684
BNP Paribas Securities Corp.	10,084,756
Banc of America Securities LLC	22,846,307
Bank of America, NA	34,185,613
Barclays Capital, Inc.	60,166,678
Bear Stearns & Co., Inc.	6,837,123
Citigroup Global Markets, Inc.	6,837,123
Countrywide Securities Corp.	34,185,613
Goldman, Sachs & Co.	3,418,561
Societe Generale, New York Branch	10,255,684
UBS Securities LLC	47,859,858
$ 246,933,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 11,910,876

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ -	$ 1,155,014,723	$ -	$ 1,153,263,118	8.5%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2007

Assets
Investment in securities, at value (including repurchase agreements of $259,353,000) - See accompanying schedule: Unaffiliated issuers (cost $9,188,930,911)	$ 9,180,758,754
Fidelity Central Funds (cost $1,155,014,723)	1,153,263,118
Total Investments (cost $10,343,945,634)		$ 10,334,021,872
Commitment to sell securities on a delayed delivery basis	(1,221,176,167)
Receivable for securities sold on a delayed delivery basis	1,216,086,624	(5,089,543)
Cash		105
Receivable for investments sold Regular delivery		66,540,679
Delayed delivery		302,775,226
Interest receivable		34,289,821
Distributions receivable from Fidelity Central Funds		4,985,740
Swap agreements, at value		788,197
Total assets		10,738,312,097

Liabilities
Payable for investments purchased Regular delivery	$ 462,175,601
Delayed delivery	2,558,492,107
Distributions payable	32,466,084
Other payables and accrued expenses	126,457
Total liabilities		3,053,260,249

Net Assets		$ 7,685,051,848
Net Assets consist of:
Paid in capital		$ 7,699,276,956
Net unrealized appreciation (depreciation) on investments		(14,225,108)
Net Assets, for 76,850,320 shares outstanding		$ 7,685,051,848
Net Asset Value, offering price and redemption price per share ($7,685,051,848 ÷ 76,850,320 shares)		$ 100.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	For the period November 27, 2006 (commencement of operations) to February 28, 2007

Investment Income
Interest		$ 88,536,865
Income from Fidelity Central Funds		11,910,876
Total income		100,447,741

Expenses
Custodian fees and expenses	181,296
Independent directors' compensation	5,162
Total expenses before reductions	186,458
Expense reductions	(5,162)	181,296
Net investment income		100,266,445
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,720,794)
Swap agreements	(3,812,721)
Capital gain distributions from Fidelity Central Funds	21,106
Total net realized gain (loss)		(18,512,409)
Change in net unrealized appreciation (depreciation) on: Investment securities	24,483,297
Swap agreements	788,197
Delayed delivery commitments	(5,089,543)
Total change in net unrealized appreciation (depreciation)		20,181,951
Net gain (loss)		1,669,542
Net increase (decrease) in net assets resulting from operations		$ 101,935,987

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period November 27, 2006 (commencement of operations) to February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 100,266,445
Net realized gain (loss)	(18,512,409)
Change in net unrealized appreciation (depreciation)	20,181,951
Net increase (decrease) in net assets resulting from operations	101,935,987
Distributions to partners from net investment income	(100,507,501)
Affiliated share transactions Proceeds from sales of shares	768,024,670
Contributions in-kind	7,140,674,090
Cost of shares redeemed	(225,075,398)
Net increase (decrease) in net assets resulting from share transactions	7,683,623,362
Total increase (decrease) in net assets	7,685,051,848

Net Assets
Beginning of period	-
End of period	$ 7,685,051,848
Other Information Shares
Sold	7,701,433
Issued for in-kind contributions	71,406,741
Redeemed	(2,257,854)
Net increase (decrease)	76,850,320

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended February 28, 2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income C	1.358
Net realized and unrealized gain (loss)	.004
Total from investment operations	1.362
Distributions to partners from net investment income	(1.362)
Net asset value, end of period	$ 100.00
Total Return B	1.34%
Ratios to Average Net Assets D, G
Expenses before reductions	.01% A
Expenses net of fee waivers, if any	.01% A
Expenses net of all reductions	.01% A
Net investment income	5.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,685,052
Portfolio turnover rate E	137% H, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period November 27, 2006 (commencement of operations) to February 28, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I Not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007

1. Organization.

Fidelity Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and income and capital gain distributions from the other Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and financing transactions which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 51,578,108
Unrealized depreciation	(59,210,659)
Net unrealized appreciation (depreciation)	$ (7,632,551)
Cost for federal income tax purposes	$ 10,341,654,423

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

4. Operating Policies - continued

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $1,226,648,653 and $295,693, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM, an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Exchange-In-Kind. On November 24, 2006, the investing Funds, completed a non-taxable exchange with the Fund. The investing funds delivered securities with a value, including accrued interest, of $7,140,674,090 (which included $34,407,059 of unrealized depreciation) in exchange for 71,406,741 shares of the Fund, as presented in the accompanying Statement of Changes in Net Assets. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its partners.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Exchange-In-Kind - continued

The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the Fund, in accordance with the Partnership Agreement. At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all the outstanding shares of the Fund.

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the Fund's operating expenses. During the period, this reimbursement reduced the fund's expenses by $5,162.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity Mortgage Backed Securities Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mortgage Backed Securities Central Fund (a fund of Fidelity Central Investment Portfolios LLC) at February 28, 2007, the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Mortgage Backed Securities Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 2007 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 18, 2007

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mortgage Backed Securities Central Fund

On July 20, 2006, the Board of Directors, including the independent Directors (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Directors' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager(s) and the fund's investment objectives and disciplines.

Administrative Services. The Board considered the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute and relative investment performance. The Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except certain operating expenses incurred for services provided by entities not affiliated with FMR, such as fees for custodial services and fees and expenses of the independent Directors.

Based on its review, the Board concluded that the fund's net management fee and projected total expenses were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, managing, administering and servicing the fund and its shareholders.

Semiannual Report

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of Advisory Contracts because the fund pays no advisory fees and FMR bears all other expenses of the fund, except for certain expenses as noted above.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received additional information on the benefits of pooled investments such as the fund. The Board received information explaining that the fund is a centralized vehicle for the management of securities on a pooled basis and that it is expected to improve portfolio management efficiency for those Fidelity funds that invest in it. The Board noted that those Fidelity funds investing in the fund will benefit because combining subportfolios into one centralized fund, such as the fund, should reduce the effect of cash flows overall, potentially reducing portfolio transaction costs for the investing funds. The Board also noted that, for investing funds with smaller subportfolios, the fund can provide better diversification for the investing funds by taking advantage of the larger asset base in a centralized fund.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Fidelity® Specialized High Income
Central Fund

(formerly Fidelity® Specialized High Income Central Investment Portfolio)

Semiannual Report

February 28, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

1.820820.101 458659.1.0

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Actual	$ 1,000.00	$ 1,070.70	$ .02
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.78	$ .02

* Expenses are equal to the Fund's annualized expense ratio of .0039%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Holdings as of February 28, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Chesapeake Energy Corp.	4.3	4.3
EchoStar Communications Corp.	3.6	2.6
Mohegan Tribal Gaming Authority	3.4	3.1
NXP BV	3.2	0.0
Avis Budget Car Rental Llc/Avis Budget Fin, Inc.	3.1	0.5
	17.6
Top Five Market Sectors as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Technology	10.5	10.1
Gaming	8.8	9.6
Energy	6.9	9.2
Metals/Mining	6.7	4.7
Services	5.9	2.0
Quality Diversification (% of fund's net assets)
As of February 28, 2007*	As of August 31, 2006**
BBB 0.9%	BBB 0.0%
BB 83.1%	BB 82.1%
B 8.1%	B 10.9%
Not Rated 0.7%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 7.2%	Short-Term Investments and Net Other Assets 7.0%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Asset Allocation (% of fund's net assets)
As of February 28, 2007*		As of August 31, 2006**
	Nonconvertible Bonds 90.1%		Nonconvertible Bonds 92.5%
	Convertible Bonds, Preferred Stocks 0.0%		Convertible Bonds, Preferred Stocks 0.1%
	Floating Rate Loans 2.7%		Floating Rate Loans 0.4%
	Short-Term Investments and Net Other Assets 7.2%		Short-Term Investments and Net Other Assets 7.0%
* Foreign investments	19.4%	** Foreign investments	15.4%

Semiannual Report

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 90.1%
	Principal Amount	Value
Aerospace - 4.1%
Bombardier, Inc.:
6.75% 5/1/12 (a)	$ 750,000	$ 748,125
7.45% 5/1/34 (a)	2,520,000	2,381,400
8% 11/15/14 (a)	1,215,000	1,269,675
L-3 Communications Corp.:
5.875% 1/15/15	1,450,000	1,415,563
6.375% 10/15/15	1,950,000	1,942,688
7.625% 6/15/12	900,000	932,625
		8,690,076
Air Transportation - 1.8%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,615,000	1,659,057
7.324% 4/15/11	365,000	370,475
8.608% 10/1/12	80,000	85,000
Continental Airlines, Inc.:
7.875% 7/2/18	663,125	685,506
9.558% 9/1/19	261,537	288,998
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	101,139	102,150
7.73% 9/15/12	52,668	53,327
8.388% 5/1/22	94,491	98,979
9.798% 4/1/21	461,528	509,988
		3,853,480
Automotive - 3.0%
General Motors Acceptance Corp.:
5.625% 5/15/09	280,000	276,142
6.75% 12/1/14	725,000	728,625
6.875% 9/15/11	585,000	592,313
8% 11/1/31	3,975,000	4,412,250
GMAC LLC 6% 12/15/11	430,000	420,325
		6,429,655
Building Materials - 0.7%
Anixter International, Inc. 5.95% 3/1/15	1,685,000	1,583,900
Cable TV - 3.6%
EchoStar Communications Corp.:
5.75% 10/1/08	2,720,000	2,699,600
6.625% 10/1/14	215,000	216,075
7% 10/1/13	2,340,000	2,404,350
7.125% 2/1/16	2,365,000	2,441,863
		7,761,888
Nonconvertible Bonds - continued
	Principal Amount	Value
Capital Goods - 2.3%
Case New Holland, Inc. 7.125% 3/1/14	$ 2,205,000	$ 2,276,663
Leucadia National Corp. 7% 8/15/13	2,640,000	2,659,800
		4,936,463
Chemicals - 2.1%
Chemtura Corp. 6.875% 6/1/16	540,000	537,300
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	720,000	752,400
10.125% 9/1/08	2,005,000	2,115,275
Millennium America, Inc. 9.25% 6/15/08	620,000	642,475
NOVA Chemicals Corp. 8.5019% 11/15/13 (b)	355,000	357,219
		4,404,669
Containers - 0.5%
Greif Brothers Corp. 6.75% 2/1/17 (a)	1,040,000	1,050,400
Diversified Financial Services - 1.6%
E*TRADE Financial Corp.:
7.375% 9/15/13	1,330,000	1,376,550
7.875% 12/1/15	425,000	456,875
8% 6/15/11	1,440,000	1,504,800
		3,338,225
Diversified Media - 3.0%
Liberty Media Corp.:
8.25% 2/1/30	3,340,000	3,412,131
8.5% 7/15/29	2,890,000	3,010,808
		6,422,939
Electric Utilities - 3.3%
AES Gener SA 7.5% 3/25/14	4,800,000	5,112,000
Tenaska Alabama Partners LP 7% 6/30/21 (a)	384,474	386,396
TXU Corp. 6.5% 11/15/24	1,775,000	1,602,026
		7,100,422
Energy - 6.9%
Chesapeake Energy Corp.:
6.5% 8/15/17	2,880,000	2,840,400
6.625% 1/15/16	60,000	60,000
6.875% 1/15/16	3,000,000	3,037,500
7.5% 6/15/14	1,000,000	1,042,500
7.625% 7/15/13	710,000	750,825
7.75% 1/15/15	1,440,000	1,497,600
OPTI Canada, Inc. 8.25% 12/15/14 (a)	540,000	558,900
Pan American Energy LLC 7.75% 2/9/12 (a)	2,115,000	2,157,300
Pogo Producing Co. 6.875% 10/1/17	1,280,000	1,254,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
SESI LLC 6.875% 6/1/14	$ 385,000	$ 385,000
Williams Companies, Inc. 6.375% 10/1/10 (a)	100,000	100,625
Williams Partners LP/Williams Partners Finance Corp.:
7.25% 2/1/17 (a)	435,000	454,031
7.5% 6/15/11 (a)	565,000	593,250
		14,732,331
Environmental - 1.4%
Allied Waste North America, Inc.:
5.75% 2/15/11	1,010,000	987,275
6.875% 6/1/17	630,000	625,275
7.125% 5/15/16	490,000	494,900
8.5% 12/1/08	45,000	47,250
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	10,000	10,000
7.4% 9/15/35	815,000	784,438
		2,949,138
Food/Beverage/Tobacco - 0.8%
Reynolds American, Inc.:
7.25% 6/1/13	490,000	518,175
7.3% 7/15/15	1,125,000	1,193,906
		1,712,081
Gaming - 8.8%
Chukchansi Economic Development Authority:
8% 11/15/13 (a)	335,000	348,400
8.8769% 11/15/12 (a)(b)	150,000	154,313
MGM Mirage, Inc.:
6% 10/1/09	1,825,000	1,822,719
6.625% 7/15/15	1,000,000	966,250
6.75% 9/1/12	920,000	918,850
6.875% 4/1/16	535,000	521,625
7.625% 1/15/17	1,430,000	1,455,025
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	500,000	495,000
6.375% 7/15/09	4,380,000	4,369,050
7.125% 8/15/14	1,725,000	1,742,250
8% 4/1/12	795,000	825,806
Park Place Entertainment Corp. 7% 4/15/13	430,000	454,725
Scientific Games Corp. 6.25% 12/15/12	1,715,000	1,676,413
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	750,000	755,625
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Seneca Gaming Corp.: - continued
7.25% 5/1/12	$ 1,330,000	$ 1,339,975
Station Casinos, Inc. 6.875% 3/1/16	1,040,000	963,300
		18,809,326
Healthcare - 4.5%
HCA, Inc.:
9.125% 11/15/14 (a)	1,275,000	1,357,875
9.25% 11/15/16 (a)	560,000	600,600
9.625% 11/15/16 pay-in-kind (a)	1,195,000	1,290,600
Omega Healthcare Investors, Inc.:
7% 4/1/14	1,400,000	1,417,500
7% 1/15/16	670,000	676,700
Senior Housing Properties Trust 8.625% 1/15/12	1,005,000	1,097,963
Service Corp. International:
7.375% 10/1/14	285,000	295,688
7.625% 10/1/18	210,000	221,025
Ventas Realty LP:
6.5% 6/1/16	1,580,000	1,591,850
6.625% 10/15/14	790,000	797,900
6.75% 4/1/17	365,000	371,388
		9,719,089
Homebuilding/Real Estate - 4.4%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	1,835,000	1,784,538
7.125% 2/15/13 (a)	975,000	960,375
8.125% 6/1/12	1,885,000	1,922,700
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	370,000	354,275
6.25% 1/15/15	1,705,000	1,596,392
KB Home 7.75% 2/1/10	2,780,000	2,835,600
		9,453,880
Hotels - 2.3%
Grupo Posadas Sab de CV 8.75% 10/4/11 (a)	2,330,000	2,417,375
Host Marriott LP 7.125% 11/1/13	2,440,000	2,482,700
		4,900,075
Insurance - 1.7%
UnumProvident Corp. 7.375% 6/15/32	3,065,000	3,358,351
UnumProvident Finance Co. PLC 6.85% 11/15/15 (a)	310,000	323,175
		3,681,526
Nonconvertible Bonds - continued
	Principal Amount	Value
Leisure - 1.4%
Royal Caribbean Cruises Ltd. yankee:
7% 6/15/13	$ 730,000	$ 757,057
7.5% 10/15/27	2,215,000	2,226,075
		2,983,132
Metals/Mining - 6.7%
Arch Western Finance LLC 6.75% 7/1/13	3,350,000	3,316,500
Drummond Co., Inc. 7.375% 2/15/16 (a)	2,445,000	2,347,200
FMG Finance Property Ltd.:
9.3694% 9/1/11 (a)(b)	1,495,000	1,566,013
10% 9/1/13 (a)	2,030,000	2,177,175
10.625% 9/1/16 (a)	630,000	713,475
Peabody Energy Corp.:
7.375% 11/1/16	415,000	435,750
7.875% 11/1/26	1,150,000	1,224,750
Vedanta Resources PLC 6.625% 2/22/10 (a)	2,595,000	2,585,399
		14,366,262
Paper - 0.4%
Georgia-Pacific Corp.:
7% 1/15/15 (a)	195,000	194,513
8.875% 5/15/31	610,000	655,750
		850,263
Publishing/Printing - 2.0%
Scholastic Corp. 5% 4/15/13	255,000	224,400
The Reader's Digest Association, Inc. 6.5% 3/1/11	3,890,000	4,045,406
		4,269,806
Services - 5.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (a)	1,515,000	1,545,300
7.75% 5/15/16 (a)	4,275,000	4,360,500
7.86% 5/15/14 (a)(b)	805,000	821,100
FTI Consulting, Inc.:
7.625% 6/15/13	3,535,000	3,671,981
7.75% 10/1/16	2,185,000	2,305,175
		12,704,056
Shipping - 2.0%
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	2,175,000	2,218,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Shipping - continued
Overseas Shipholding Group, Inc.: - continued
8.25% 3/15/13	$ 1,000,000	$ 1,055,000
Teekay Shipping Corp. 8.875% 7/15/11	1,000,000	1,075,000
		4,348,500
Technology - 10.5%
IKON Office Solutions, Inc. 7.75% 9/15/15	1,435,000	1,513,925
Lucent Technologies, Inc.:
6.45% 3/15/29	575,000	520,375
6.5% 1/15/28	400,000	362,000
NXP BV:
7.875% 10/15/14 (a)	3,355,000	3,464,038
8.11% 10/15/13 (a)(b)	3,320,000	3,398,850
Seagate Technology HDD Holdings 6.8% 10/1/16	3,075,000	3,086,531
STATS ChipPAC Ltd. 7.5% 7/19/10	3,705,000	3,760,575
Xerox Capital Trust I 8% 2/1/27	5,130,000	5,245,417
Xerox Corp.:
6.75% 2/1/17	195,000	204,750
7.625% 6/15/13	905,000	945,725
		22,502,186
Telecommunications - 4.4%
Mobile Telesystems Finance SA 8% 1/28/12 (a)	1,515,000	1,590,750
Qwest Corp.:
7.5% 10/1/14	615,000	654,975
8.61% 6/15/13 (b)	1,000,000	1,092,500
U.S. West Communications:
6.875% 9/15/33	3,585,000	3,459,525
7.5% 6/15/23	815,000	826,206
Windstream Corp.:
8.125% 8/1/13	385,000	416,763
8.625% 8/1/16	1,255,000	1,377,363
		9,418,082
TOTAL NONCONVERTIBLE BONDS (Cost $189,871,177)		192,971,850
Floating Rate Loans - 2.7%

Aerospace - 0.0%
Transdigm, Inc. term loan 7.3888% 6/23/13 (b)	20,000	20,225
Floating Rate Loans - continued
	Principal Amount	Value
Automotive - 1.9%
Delphi Corp. term loan:
7.625% 12/31/07 (b)	$ 80,000	$ 80,400
8.125% 12/31/07 (b)	300,000	301,500
Ford Motor Co. term loan 8.36% 12/15/13 (b)	2,280,000	2,308,500
Navistar International Corp.:
term loan 8.61% 1/19/12 (b)	308,000	313,005
7.1681% 1/19/12 (b)	112,000	113,820
Oshkosh Truck Co. Tranche B, term loan 7.35% 12/6/13 (b)	920,000	929,200
		4,046,425
Cable TV - 0.4%
Insight Midwest Holdings LLC Tranche B, term loan 7.61% 4/6/14 (b)	750,000	757,500
Electric Utilities - 0.3%
Longview Power LLC:
Tranche B, term loan 9.5% 2/28/14 (b)	268,000	270,680
Tranche D, term loan 0% 2/28/09 (b)	312,667	315,793
7.57% 2/28/13 (b)	89,333	90,227
		676,700
Food/Beverage/Tobacco - 0.1%
Pierre Foods, Inc. term loan B 7.61% 6/30/10 (b)	148,701	149,631
Healthcare - 0.0%
Stiefel Laboratories, Inc. term loan 7.5927% 12/28/13 (b)	110,000	111,100
Technology - 0.0%
SunGard Data Systems, Inc. term loan 7.36% 2/28/14 (b)	50,000	50,500
TOTAL FLOATING RATE LOANS (Cost $5,749,292)		5,812,081
Cash Equivalents - 7.5%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.29%, dated 2/28/07 due 3/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $16,085,000)	$ 16,087,361	$ 16,085,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $211,705,469)		214,868,931
NET OTHER ASSETS - (0.3)%		(738,168)
NET ASSETS - 100%		$ 214,130,763
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,917,128 or 19.6% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$16,085,000 due 3/01/07 at 5.29%
BNP Paribas Securities Corp.	$ 3,854,605
Banc of America Securities LLC	1,284,868
HSBC Securities (USA), Inc.	1,730,201
Merrill Lynch Government Securities, Inc.	5,139,474
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,075,852
$ 16,085,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.6%
Netherlands	3.2%
Canada	2.6%
Chile	2.4%
Australia	2.0%
Singapore	1.8%
Cayman Islands	1.4%
Liberia	1.4%
United Kingdom	1.3%
Mexico	1.1%
Argentina	1.0%
Others (individually less than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $16,085,000) - See accompanying schedule: Unaffiliated issuers (cost $211,705,469)		$ 214,868,931
Cash		899
Receivable for investments sold		1,017,401
Interest receivable		3,573,035
Total assets		219,460,266

Liabilities
Payable for investments purchased	$ 4,182,538
Distributions payable	1,140,850
Other payables and accrued expenses	6,115
Total liabilities		5,329,503

Net Assets		$ 214,130,763
Net Assets consist of:
Paid in capital		$ 210,967,301
Net unrealized appreciation (depreciation) on investments		3,163,462
Net Assets, for 2,100,948 shares outstanding		$ 214,130,763
Net Asset Value, offering price and redemption price per share ($214,130,763 ÷ 2,100,948 shares)		$ 101.92

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2007 (Unaudited)

Investment Income
Interest (including $19,064 from affiliated interfund lending)		$ 7,287,102

Expenses
Custodian fees and expenses	$ 3,742
Independent directors' compensation	351
Total expenses before reductions	4,093
Expense reductions	(3,634)	459
Net investment income		7,286,643
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		930,089
Change in net unrealized appreciation (depreciation) on investment securities		6,226,326
Net gain (loss)		7,156,415
Net increase (decrease) in net assets resulting from operations		$ 14,443,058

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2007 (Unaudited)	Four months ended August 31, 2006(dagger)	For the period September 20, 2005 (commencement of operations to April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 7,286,643	$ 4,861,652	$ 8,367,765
Net realized gain (loss)	930,089	(182,415)	(45,950)
Change in net unrealized appreciation (depreciation)	6,226,326	(396,507)	(2,666,357)
Net increase (decrease) in net assets resulting from operations	14,443,058	4,282,730	5,655,458
Distributions to partners from net investment income	(7,185,789)	(4,736,126)	(8,186,862)
Affiliated share transactions Proceeds from sales of shares	-	-	209,858,294
Total increase (decrease) in net assets	7,257,269	(453,396)	207,326,890

Net Assets
Beginning of period	206,873,494	207,326,890	-
End of period	$ 214,130,763	$ 206,873,494	$ 207,326,890
Other Information Shares
Sold	-	-	2,100,948
(dagger) The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2007	Year ended August 31,	April 30,
	(Unaudited)	2006 F	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 98.47	$ 98.68	$ 100.00
Income from Investment Operations
Net investment income D	3.468	2.314	3.996
Net realized and unrealized gain (loss)	3.402	(.270)	(1.413)
Total from investment operations	6.870	2.044	2.583
Distributions to partners from net investment income	(3.420)	(2.254)	(3.903)
Net asset value, end of period	$ 101.92	$ 98.47	$ 98.68
Total Return B, C	7.07%	2.11%	2.63%
Ratios to Average Net Assets G
Expenses before reductions	.0039% A	.0371% A	.0417% A
Expenses net of fee waivers, if any	.0039% A	.0061% A	.0417% A
Expenses net of all reductions	.0004% A	.0041% A	.0402% A
Net investment income	6.97% A	7.04% A	6.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 214,131	$ 206,873	$ 207,327
Portfolio turnover rate	88% A	46% A	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period ended September 20, 2005 (commencement of operations) to April 30, 2006.

F For the four months period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund) (formerly Fidelity Specialized High Income Central Investment Portfolio) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,428,080
Unrealized depreciation	(1,140,777)
Net unrealized appreciation (depreciation)	$ 3,287,303
Cost for federal income tax purposes	$ 211,581,628

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $86,668,715 and $87,699,159, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 6,372,350	5.39%

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $3,634.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 19, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 19, 2007